UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1:	Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.2%)

Consumer Discretionary (10.2%)
* Comcast Corp. Class A	502,295	18,510
Home Depot, Inc.	498,506	18,081
Time Warner, Inc.	982,220	17,906
The Walt Disney Co.	504,812	15,604
McDonald's Corp.	296,205	11,588
Target Corp.	207,236	11,450
News Corp., Class A	564,157	11,086
Lowe's Cos., Inc.	369,088	10,357
* Viacom Inc. Class B	169,228	6,292
* Starbucks Corp.	182,476	6,213
Federated Department Stores, Inc.	131,054	5,663
Best Buy Co., Inc.	98,118	5,255
CBS Corp.	186,428	5,252
* Kohl's Corp.	78,971	5,127
Carnival Corp.	107,367	5,049
The McGraw-Hill Cos., Inc.	84,879	4,926
General Motors Corp.	136,516	4,541
Staples, Inc.	175,540	4,271
NIKE, Inc. Class B	46,286	4,056
Harley-Davidson, Inc.	63,227	3,967
Omnicom Group Inc.	41,461	3,881
J.C. Penney Co., Inc. (Holding Co.)	54,075	3,698
Ford Motor Co.	453,794	3,671
Clear Channel Communications, Inc.	119,668	3,452
International Game Technology	81,978	3,402
Yum! Brands, Inc.	65,330	3,400
Johnson Controls, Inc.	47,209	3,387
Gannett Co., Inc.	57,025	3,241
* Sears Holdings Corp.	20,372	3,221
Marriott International, Inc. Class A	82,976	3,206
TJX Cos., Inc.	108,368	3,038
* Coach, Inc.	88,209	3,034
Starwood Hotels & Resorts Worldwide, Inc.	52,608	3,009
Harrah's Entertainment, Inc.	44,907	2,983
Fortune Brands, Inc.	36,420	2,736
* Office Depot, Inc.	68,297	2,711
* Bed Bath & Beyond, Inc.	68,114	2,606
Hilton Hotels Corp.	93,096	2,593
The Gap, Inc.	129,910	2,462
* Amazon.com, Inc.	75,821	2,435
Nordstrom, Inc.	55,136	2,332
Limited Brands, Inc.	82,468	2,185
* Univision Communications Inc.	60,617	2,082
Wendy's International, Inc.	28,411	1,904
Newell Rubbermaid, Inc.	66,909	1,895
Mattel, Inc.	92,515	1,823
Genuine Parts Co.	41,318	1,782
H & R Block, Inc.	78,698	1,711
* Apollo Group, Inc. Class A	33,677	1,658
Pulte Homes, Inc.	51,024	1,626
Whirlpool Corp.	18,892	1,589
D. R. Horton, Inc.	65,815	1,576
VF Corp.	21,502	1,569
Eastman Kodak Co.	69,016	1,546
Sherwin-Williams Co.	27,234	1,519
Lennar Corp. Class A	33,469	1,514
Tribune Co.	45,902	1,502
Centex Corp.	28,506	1,500
Darden Restaurants Inc.	35,311	1,500
Black & Decker Corp.	17,786	1,411
* Wyndham Worldwide Corp.	48,396	1,354
* AutoZone Inc.	12,782	1,320
Harman International Industries, Inc.	15,681	1,308
Tiffany & Co.	33,683	1,118
Leggett & Platt, Inc.	43,881	1,098
Family Dollar Stores, Inc.	37,376	1,093
* Interpublic Group of Cos., Inc.	106,381	1,053
Dollar General Corp.	75,043	1,023
Liz Claiborne, Inc.	25,138	993
E.W. Scripps Co. Class A	20,561	985
The Stanley Works	19,566	975
Hasbro, Inc.	39,405	896
Jones Apparel Group, Inc.	27,340	887
Circuit City Stores, Inc.	34,000	854
KB Home	19,022	833
New York Times Co. Class A	34,702	797
* AutoNation, Inc.	37,049	774
OfficeMax, Inc.	17,930	730
Brunswick Corp.	22,566	704
RadioShack Corp.	32,856	634
Snap-On Inc.	14,067	627
* The Goodyear Tire & Rubber Co.	42,416	615
* Big Lots Inc.	27,152	538
Dow Jones & Co., Inc.	15,718	527
Dillard's Inc.	15,006	491
Meredith Corp.	9,325	460
* Comcast Corp. Special Class A	3,155	116
* Viacom Inc. Class A	1,900	71
CBS Corp. Class A	1,900	54
News Corp., Class B	200	4

		294,516

Consumer Staples (9.6%)
The Procter & Gamble Co.	766,851	47,529
Altria Group, Inc.	505,675	38,709
Wal-Mart Stores, Inc.	594,115	29,302
PepsiCo, Inc.	398,234	25,989
The Coca-Cola Co.	492,217	21,992
Walgreen Co.	243,294	10,800
Anheuser-Busch Cos., Inc.	185,517	8,814
Colgate-Palmolive Co.	124,648	7,741
Kimberly-Clark Corp.	110,702	7,235
CVS Corp.	198,235	6,367
Archer-Daniels-Midland Co.	158,214	5,993
Costco Wholesale Corp.	113,302	5,629
Sysco Corp.	149,355	4,996
General Mills, Inc.	85,454	4,837
The Kroger Co.	174,447	4,037
H.J. Heinz Co.	80,323	3,368
Avon Products, Inc.	107,921	3,309
Safeway, Inc.	107,975	3,277
ConAgra Foods, Inc.	123,157	3,015
Kellogg Co.	60,373	2,990
Sara Lee Corp.	183,458	2,948
Reynolds American Inc.	41,400	2,566
The Clorox Co.	36,558	2,303
The Hershey Co.	42,635	2,279
UST, Inc.	38,681	2,121
Campbell Soup Co.	55,711	2,033
Whole Foods Market, Inc.	34,156	2,030
Wm. Wrigley Jr. Co.	42,794	1,971
SuperValu Inc.	51,146	1,516
* Constellation Brands, Inc. Class A	50,975	1,467
Brown-Forman Corp. Class B	18,904	1,449
Coca-Cola Enterprises, Inc.	66,460	1,384
* Dean Foods Co.	32,600	1,370
Estee Lauder Cos. Class A	31,237	1,260
McCormick & Co., Inc.	31,940	1,213
The Pepsi Bottling Group, Inc.	32,797	1,164
Tyson Foods, Inc.	61,232	972
Alberto-Culver Co. Class B	18,879	955
Molson Coors Brewing Co. Class B	10,925	753
Wm. Wrigley Jr. Co. Class B	10,623	489

		278,172

Energy (9.4%)
ExxonMobil Corp.	1,435,811	96,343
Chevron Corp.	530,868	34,432
ConocoPhillips Co.	398,027	23,694
Schlumberger Ltd.	285,982	17,739
Occidental Petroleum Corp.	207,880	10,001
Valero Energy Corp.	148,060	7,621
Halliburton Co.	248,928	7,082
Devon Energy Corp.	106,406	6,719
Marathon Oil Corp.	86,539	6,655
* Transocean Inc.	76,139	5,576
Baker Hughes, Inc.	79,310	5,409
Apache Corp.	79,370	5,016
Anadarko Petroleum Corp.	110,886	4,860
EOG Resources, Inc.	58,561	3,809
XTO Energy, Inc.	88,251	3,718
* Weatherford International Ltd.	83,836	3,498
Williams Cos., Inc.	143,835	3,433
Kinder Morgan, Inc.	25,900	2,716
Chesapeake Energy Corp.	91,216	2,643
* National Oilwell Varco Inc.	42,322	2,478
Hess Corp.	58,051	2,404
El Paso Corp.	168,020	2,292
* Nabors Industries, Inc.	76,302	2,270
BJ Services Co.	72,260	2,177
Murphy Oil Corp.	45,131	2,146
Noble Corp.	33,124	2,126
Sunoco, Inc.	31,788	1,977
CONSOL Energy, Inc.	44,319	1,406
Smith International, Inc.	27,854	1,081
Rowan Cos., Inc.	26,486	838

		272,159

Financials (22.3%)
Citigroup, Inc.	1,194,084	59,310
Bank of America Corp.	1,093,110	58,558
American International Group, Inc.	627,704	41,592
JPMorgan Chase & Co.	838,412	39,372
Wells Fargo & Co.	813,286	29,425
Wachovia Corp.	394,912	22,036
Morgan Stanley	258,914	18,877
The Goldman Sachs Group, Inc.	104,236	17,634
Merrill Lynch & Co., Inc.	214,187	16,754
American Express Co.	293,472	16,458
U.S. Bancorp	429,276	14,261
Fannie Mae	233,825	13,073
Freddie Mac	166,782	11,063
MetLife, Inc.	183,296	10,389
Washington Mutual, Inc.	232,484	10,106
Lehman Brothers Holdings, Inc.	129,696	9,579
The Allstate Corp.	152,082	9,540
Prudential Financial, Inc.	117,168	8,934
The St. Paul Travelers, Cos. Inc.	167,046	7,833
SunTrust Banks, Inc.	88,023	6,802
The Bank of New York Co., Inc.	184,060	6,490
The Hartford Financial Services Group Inc.	73,469	6,373
Capital One Financial Corp.	73,909	5,814
BB&T Corp.	129,548	5,672
AFLAC Inc.	119,749	5,480
National City Corp.	145,965	5,342
Countrywide Financial Corp.	147,659	5,174
The Chubb Corp.	99,217	5,155
PNC Financial Services Group	71,143	5,154
SLM Corp.	99,104	5,151
Fifth Third Bancorp	134,639	5,127
State Street Corp.	80,060	4,996
Golden West Financial Corp.	64,208	4,960
Simon Property Group, Inc. REIT	53,377	4,837
Progressive Corp. of Ohio	186,216	4,570
Charles Schwab Corp.	249,614	4,468
Lincoln National Corp.	69,340	4,305
ACE Ltd.	78,555	4,299
Franklin Resources Corp.	40,226	4,254
Loews Corp.	110,364	4,183
The Chicago Mercantile Exchange	8,589	4,108
Bear Stearns Co., Inc.	29,101	4,077
Regions Financial Corp.	109,579	4,031
Mellon Financial Corp.	99,212	3,879
Genworth Financial Inc.	109,826	3,845
Marsh & McLennan Cos., Inc.	132,830	3,739
Moody's Corp.	57,060	3,731
KeyCorp	97,422	3,647
Equity Residential REIT	70,360	3,559
The Principal Financial Group, Inc.	64,918	3,524
ProLogis REIT	59,153	3,375
Equity Office Properties Trust REIT	84,415	3,356
North Fork Bancorp, Inc.	112,487	3,222
Vornado Realty Trust REIT	29,422	3,207
Legg Mason Inc.	31,667	3,194
T. Rowe Price Group Inc.	63,680	3,047
XL Capital Ltd. Class A	43,520	2,990
Marshall & Ilsley Corp.	61,408	2,959
Boston Properties, Inc. REIT	27,603	2,852
Archstone-Smith Trust REIT	51,727	2,816
Ameriprise Financial, Inc.	58,742	2,755
Northern Trust Corp.	45,248	2,644
Aon Corp.	76,594	2,594
Public Storage, Inc. REIT	29,253	2,515
* E*TRADE Financial Corp.	103,101	2,466
AmSouth Bancorp	83,189	2,416
CIT Group Inc.	47,882	2,328
Synovus Financial Corp.	78,272	2,299
M & T Bank Corp.	18,920	2,270
Kimco Realty Corp. REIT	52,275	2,241
Comerica, Inc.	39,213	2,232
Ambac Financial Group, Inc.	25,500	2,110
Zions Bancorp	25,829	2,061
Cincinnati Financial Corp.	41,895	2,013
MBIA, Inc.	32,585	2,002
Sovereign Bancorp, Inc.	86,458	1,860
Compass Bancshares Inc.	31,246	1,780
Safeco Corp.	28,520	1,681
Commerce Bancorp, Inc.	45,071	1,655
UnumProvident Corp.	82,820	1,606
Torchmark Corp.	24,146	1,524
Plum Creek Timber Co. Inc. REIT	43,635	1,485
Huntington Bancshares Inc.	57,928	1,386
Apartment Investment & Management Co. Class A REIT	23,600	1,284
MGIC Investment Corp.	20,342	1,220
* Realogy Corp.	51,470	1,167
First Horizon National Corp.	29,980	1,140
Janus Capital Group Inc.	50,825	1,002
Federated Investors, Inc.	21,895	740

		647,034

Health Care (12.7%)
Pfizer Inc.	1,761,022	49,943
Johnson & Johnson	706,497	45,880
Merck & Co., Inc.	525,627	22,024
* Amgen, Inc.	282,793	20,228
Abbott Laboratories	369,057	17,921
Wyeth	325,017	16,524
UnitedHealth Group Inc.	325,321	16,006
Eli Lilly & Co.	237,547	13,540
Medtronic, Inc.	277,674	12,895
Bristol-Myers Squibb Co.	474,964	11,836
* WellPoint Inc.	149,688	11,533
Schering-Plough Corp.	357,379	7,895
* Gilead Sciences, Inc.	110,230	7,573
Baxter International, Inc.	157,508	7,160
Cardinal Health, Inc.	97,959	6,440
Caremark Rx, Inc.	102,971	5,835
Aetna Inc.	132,098	5,224
HCA Inc.	102,287	5,103
* Medco Health Solutions, Inc.	70,901	4,262
* Genzyme Corp.	63,120	4,259
* Boston Scientific Corp.	284,134	4,202
Becton, Dickinson & Co.	59,152	4,180
Allergan, Inc.	36,349	4,093
* Zimmer Holdings, Inc.	58,528	3,951
* Forest Laboratories, Inc.	76,617	3,878
McKesson Corp.	72,205	3,807
* Biogen Idec Inc.	82,975	3,707
Stryker Corp.	71,600	3,551
CIGNA Corp.	26,770	3,114
* St. Jude Medical, Inc.	85,005	3,000
* Humana Inc.	39,859	2,634
* Express Scripts Inc.	33,344	2,517
Quest Diagnostics, Inc.	39,054	2,389
* Fisher Scientific International Inc.	30,097	2,355
AmerisourceBergen Corp.	48,572	2,195
* Laboratory Corp. of America Holdings	30,300	1,987
* Coventry Health Care Inc.	38,480	1,982
Biomet, Inc.	59,266	1,908
C.R. Bard, Inc.	25,014	1,876
* MedImmune Inc.	57,696	1,685
* Thermo Electron Corp.	37,969	1,493
Applera Corp.-Applied Biosystems Group	44,447	1,472
* Hospira, Inc.	37,894	1,450
* Barr Pharmaceuticals Inc.	25,722	1,336
IMS Health, Inc.	48,704	1,297
Health Management Associates Class A	57,957	1,211
* Waters Corp.	24,958	1,130
* Patterson Cos	33,340	1,121
Mylan Laboratories, Inc.	50,919	1,025
* King Pharmaceuticals, Inc.	58,732	1,000
Manor Care, Inc.	17,794	930
* Tenet Healthcare Corp.	112,717	918
* Millipore Corp.	12,774	783
Bausch & Lomb, Inc.	12,962	650
* Watson Pharmaceuticals, Inc.	24,577	643
PerkinElmer, Inc.	30,237	572

		368,123

Industrials (10.9%)
General Electric Co.	2,493,248	88,012
United Parcel Service, Inc.	260,957	18,773
United Technologies Corp.	244,325	15,478
The Boeing Co.	192,023	15,141
Tyco International Ltd.	486,665	13,622
3M Co.	181,798	13,529
Caterpillar, Inc.	158,383	10,422
Emerson Electric Co.	98,530	8,263
Honeywell International Inc.	197,814	8,091
FedEx Corp.	73,997	8,042
Lockheed Martin Corp.	85,914	7,394
General Dynamics Corp.	97,392	6,980
Burlington Northern Santa Fe Corp.	87,586	6,432
Union Pacific Corp.	65,060	5,725
Northrop Grumman Corp.	83,172	5,662
Raytheon Co.	108,255	5,197
Waste Management, Inc.	130,830	4,799
Deere & Co.	55,750	4,678
Illinois Tool Works, Inc.	101,432	4,554
Norfolk Southern Corp.	100,024	4,406
Danaher Corp.	57,200	3,928
CSX Corp.	107,046	3,514
PACCAR, Inc.	60,133	3,429
Southwest Airlines Co.	189,686	3,160
Ingersoll-Rand Co.	77,541	2,945
Textron, Inc.	30,404	2,660
Masco Corp.	96,119	2,636
Eaton Corp.	36,201	2,492
Rockwell Automation, Inc.	42,633	2,477
Pitney Bowes, Inc.	53,401	2,369
L-3 Communications Holdings, Inc.	29,777	2,332
Dover Corp.	49,106	2,330
ITT Industries, Inc.	44,502	2,282
Rockwell Collins, Inc.	41,388	2,270
Parker Hannifin Corp.	29,047	2,258
Cooper Industries, Inc. Class A	22,183	1,890
American Standard Cos., Inc.	42,379	1,779
R.R. Donnelley & Sons Co.	52,308	1,724
Fluor Corp.	21,054	1,619
Cummins Inc.	12,621	1,505
Robert Half International, Inc.	41,101	1,396
Avery Dennison Corp.	22,691	1,365
Cintas Corp.	33,102	1,351
W.W. Grainger, Inc.	18,383	1,232
Goodrich Corp.	30,148	1,222
Equifax, Inc.	30,687	1,127
* Monster Worldwide Inc.	30,782	1,114
Pall Corp.	29,995	924
American Power Conversion Corp.	40,630	892
Ryder System, Inc.	15,004	775
* Allied Waste Industries, Inc.	61,218	690
* Navistar International Corp.	15,056	389
* Raytheon Co. Warrants Exp. 6/16/11	2,287	33
Avis Budget Group, Inc.	1,555	28

		317,337

Information Technology (15.3%)
Microsoft Corp.	2,086,066	57,012
* Cisco Systems, Inc.	1,474,392	33,911
International Business Machines Corp.	367,584	30,120
Intel Corp.	1,393,055	28,655
Hewlett-Packard Co.	661,514	24,271
* Google Inc.	51,463	20,683
* Oracle Corp.	974,185	17,282
* Apple Computer, Inc.	205,489	15,829
Motorola, Inc.	591,809	14,795
QUALCOMM Inc.	399,012	14,504
* Dell Inc.	548,698	12,532
Texas Instruments, Inc.	370,152	12,308
* Corning, Inc.	376,383	9,188
* eBay Inc.	283,500	8,040
First Data Corp.	184,622	7,754
* Yahoo! Inc.	300,300	7,592
* EMC Corp.	554,501	6,643
Automatic Data Processing, Inc.	134,011	6,344
Applied Materials, Inc.	335,455	5,948
* Adobe Systems, Inc.	139,690	5,231
* Symantec Corp.	238,555	5,076
* Sun Microsystems, Inc.	846,631	4,208
* Electronic Arts Inc.	74,055	4,123
* Xerox Corp.	235,986	3,672
* Broadcom Corp.	113,145	3,433
* Network Appliance, Inc.	89,718	3,320
* Agilent Technologies, Inc.	98,547	3,221
* Micron Technology, Inc.	176,109	3,064
Electronic Data Systems Corp.	124,948	3,064
* Freescale Semiconductor, Inc. Class B	80,100	3,045
Paychex, Inc.	81,675	3,010
* Advanced Micro Devices, Inc.	117,345	2,916
* Intuit, Inc.	82,544	2,649
* SanDisk Corp.	47,385	2,537
* Lucent Technologies, Inc.	1,081,607	2,531
* NVIDIA Corp.	85,154	2,520
Analog Devices, Inc.	85,117	2,502
* Juniper Networks, Inc.	136,689	2,362
CA, Inc.	99,035	2,346
Linear Technology Corp.	72,997	2,272
Maxim Integrated Products, Inc.	77,481	2,175
KLA-Tencor Corp.	48,159	2,142
* Computer Sciences Corp.	41,514	2,039
* Fiserv, Inc.	42,291	1,991
* Autodesk, Inc.	55,933	1,945
Xilinx, Inc.	82,286	1,806
* NCR Corp.	43,779	1,728
National Semiconductor Corp.	72,016	1,695
* Citrix Systems, Inc.	44,400	1,608
* Altera Corp.	86,391	1,588
* Affiliated Computer Services, Inc. Class A	28,500	1,478
* Lexmark International, Inc.	24,108	1,390
* BMC Software, Inc.	49,385	1,344
Molex, Inc.	34,022	1,326
Jabil Circuit, Inc.	44,630	1,275
* Avaya Inc.	110,320	1,262
* VeriSign, Inc.	58,931	1,190
* Tellabs, Inc.	107,615	1,179
* Comverse Technology, Inc.	48,456	1,039
Symbol Technologies, Inc.	60,824	904
* JDS Uniphase Corp.	405,530	888
* Novellus Systems, Inc.	30,648	848
* LSI Logic Corp.	96,554	794
Sabre Holdings Corp.	31,595	739
* QLogic Corp.	38,880	735
* Solectron Corp.	219,047	714
* Compuware Corp.	89,976	701
* Convergys Corp.	33,400	690
* Freescale Semiconductor, Inc. Class A	17,800	677
* Teradyne, Inc.	47,500	625
Tektronix, Inc.	20,056	580
* Ciena Corp.	20,265	552
* Novell, Inc.	81,081	496
* Sanmina-SCI Corp.	127,620	477
* Parametric Technology Corp.	26,700	466
* Unisys Corp.	82,147	465
* ADC Telecommunications, Inc.	28,257	424
* PMC Sierra Inc.	50,381	299
* Andrew Corp.	15,611	144

		442,931

Materials (2.9%)
E.I. du Pont de Nemours & Co.	222,431	9,529
Dow Chemical Co.	231,509	9,024
Monsanto Co.	131,012	6,159
Alcoa Inc.	209,396	5,871
Newmont Mining Corp. (Holding Co.)	108,548	4,640
Praxair, Inc.	77,884	4,608
Phelps Dodge Corp.	49,256	4,172
International Paper Co.	109,563	3,794
Nucor Corp.	74,840	3,704
Weyerhaeuser Co.	59,502	3,661
Air Products & Chemicals, Inc.	53,262	3,535
PPG Industries, Inc.	39,804	2,670
Freeport-McMoRan Copper & Gold, Inc. Class B	47,476	2,529
Ecolab, Inc.	43,660	1,870
Vulcan Materials Co.	23,260	1,820
United States Steel Corp.	29,960	1,728
Rohm & Haas Co.	34,857	1,650
Allegheny Technologies Inc.	24,300	1,511
Sigma-Aldrich Corp.	16,160	1,223
MeadWestvaco Corp.	43,599	1,156
Eastman Chemical Co.	19,862	1,073
Temple-Inland Inc.	26,476	1,062
Sealed Air Corp.	19,596	1,061
Ball Corp.	25,087	1,015
Ashland, Inc.	15,227	971
* Pactiv Corp.	33,777	960
Bemis Co., Inc.	25,050	823
International Flavors & Fragrances, Inc.	19,122	756
Louisiana-Pacific Corp.	25,600	481
* Hercules, Inc.	27,717	437

		83,493

Telecommunication Services (3.5%)
AT&T Inc.	938,100	30,544
Verizon Communications Inc.	700,141	25,996
BellSouth Corp.	438,600	18,750
Sprint Nextel Corp.	721,508	12,374
Alltel Corp.	93,683	5,199
* Qwest Communications International Inc.	386,099	3,367
Embarq Corp.	36,085	1,745
Windstream Corp.	114,538	1,511
CenturyTel, Inc.	28,153	1,117
Citizens Communications Co.	77,759	1,092

		101,695

Utilities (3.4%)
Exelon Corp.	161,607	9,784
Duke Energy Corp.	302,350	9,131
TXU Corp.	111,360	6,962
Dominion Resources, Inc.	85,158	6,514
Southern Co.	179,108	6,172
FirstEnergy Corp.	79,620	4,448
FPL Group, Inc.	97,595	4,392
Entergy Corp.	50,300	3,935
Public Service Enterprise Group, Inc.	60,795	3,720
PG&E Corp.	83,998	3,499
American Electric Power Co., Inc.	95,098	3,459
Edison International	78,679	3,276
* AES Corp.	159,635	3,255
Sempra Energy	63,102	3,171
PPL Corp.	92,019	3,027
Progress Energy, Inc.	61,190	2,777
Consolidated Edison Inc.	59,558	2,752
Ameren Corp.	49,761	2,627
Constellation Energy Group, Inc.	43,376	2,568
Xcel Energy, Inc.	97,974	2,023
DTE Energy Co.	42,779	1,776
KeySpan Corp.	42,297	1,740
* Allegheny Energy, Inc.	39,800	1,599
NiSource, Inc.	65,643	1,427
CenterPoint Energy Inc.	75,407	1,080
Pinnacle West Capital Corp.	23,940	1,078
TECO Energy, Inc.	50,210	786
* CMS Energy Corp.	52,981	765
* Dynegy, Inc.	91,289	506
Nicor Inc.	10,780	461
Peoples Energy Corp.	9,219	375

		99,085

Total Common Stocks
(Cost $1,912,273)		2,904,545

Other Assets and Liabilities—Net (-0.2%)		(5,065)

Net Assets (100%)		2,899,480

*  Non-income-producing security.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2006, the cost of investment securities for tax purposes was $1,912,273,000. Net unrealized appreciation of investment securities for tax purposes was $992,272,000, consisting of unrealized gains of $1,039,853,000 on securities that had risen in value since their purchase and $47,581,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (11.6%)
Time Warner, Inc.	1,151,647	20,995
The Walt Disney Co.	651,236	20,130
Home Depot, Inc.	480,000	17,410
McDonald's Corp.	379,700	14,854
News Corp., Class A	740,000	14,541
* Comcast Corp. Class A	392,229	14,454
Target Corp.	243,300	13,442
Lowe's Cos., Inc.	464,800	13,042
* Starbucks Corp.	265,252	9,032
* Viacom Inc. Class B	214,484	7,975
Best Buy Co., Inc.	142,650	7,640
Harley-Davidson, Inc.	117,000	7,342
The McGraw-Hill Cos., Inc.	122,900	7,132
* Kohl's Corp.	103,500	6,719
Federated Department Stores, Inc.	140,200	6,058
CBS Corp.	214,484	6,042
Yum! Brands, Inc.	114,780	5,974
Marriott International, Inc. Class A	150,400	5,811
Johnson Controls, Inc.	80,700	5,789
NIKE, Inc. Class B	63,600	5,573
* Coach, Inc.	156,900	5,397
International Game Technology	129,600	5,378
* Office Depot, Inc.	129,800	5,153
Hilton Hotels Corp.	182,050	5,070
Starwood Hotels & Resorts Worldwide, Inc.	88,624	5,068
* DIRECTV Group, Inc.	257,302	5,064
Harrah's Entertainment, Inc.	73,410	4,877
The Gap, Inc.	246,487	4,671
* Bed Bath & Beyond, Inc.	118,717	4,542
* Liberty Media Corp. -Interactive A	210,189	4,284
Darden Restaurants Inc.	97,150	4,126
Clear Channel Communications, Inc.	140,636	4,057
* CarMax, Inc.	95,079	3,966
Michaels Stores, Inc.	81,800	3,562
* Liberty Media Corp. -Capital Series A	42,037	3,513
Abercrombie & Fitch Co.	50,500	3,509
PetSmart, Inc.	125,300	3,477
Polo Ralph Lauren Corp.	53,300	3,448
* AutoZone Inc.	33,300	3,440
Black & Decker Corp.	42,400	3,364
Centex Corp.	63,000	3,315
Mattel, Inc.	168,032	3,310
Pulte Homes, Inc.	100,800	3,211
* O'Reilly Automotive, Inc.	93,848	3,117
* Univision Communications Inc.	90,095	3,094
Circuit City Stores, Inc.	122,500	3,076
* MGM Mirage, Inc.	77,864	3,075
D. R. Horton, Inc.	126,366	3,026
* Lamar Advertising Co. Class A	56,186	3,001
E.W. Scripps Co. Class A	62,170	2,980
NTL Inc.	113,240	2,880
Liz Claiborne, Inc.	72,400	2,861
Brinker International, Inc.	68,500	2,746
* AutoNation, Inc.	130,380	2,725
BorgWarner, Inc.	47,500	2,716
* Amazon.com, Inc.	82,900	2,663
Foot Locker, Inc.	103,900	2,623
* Apollo Group, Inc. Class A	52,984	2,609
* Mohawk Industries, Inc.	34,700	2,583
Jones Apparel Group, Inc.	77,600	2,517
Lennar Corp. Class A	54,600	2,471
Harte-Hanks, Inc.	88,400	2,329
Hasbro, Inc.	102,100	2,323
* Sirius Satellite Radio, Inc.	591,100	2,311
Staples, Inc.	94,495	2,299
John Wiley & Sons Class A	63,800	2,297
Williams-Sonoma, Inc.	69,100	2,238
Harman International Industries, Inc.	26,800	2,236
Dillard's Inc.	67,800	2,219
Barnes & Noble, Inc.	57,300	2,174
Cablevision Systems NY Group Class A	95,544	2,170
* Chico's FAS, Inc.	100,200	2,157
* Dollar Tree Stores, Inc.	67,734	2,097
* NVR, Inc.	3,780	2,022
Saks Inc.	116,900	2,020
Weight Watchers International, Inc.	45,200	2,004
American Eagle Outfitters, Inc.	44,661	1,958
* Liberty Global, Inc. Series C	74,208	1,860
* Wyndham Worldwide Corp.	66,385	1,857
* Liberty Global, Inc. Class A	71,392	1,838
Omnicom Group Inc.	19,600	1,835
International Speedway Corp.	36,764	1,832
* The Cheesecake Factory Inc.	66,900	1,819
* Toll Brothers, Inc.	64,600	1,814
Dollar General Corp.	131,987	1,799
Brunswick Corp.	56,400	1,759
Thor Industries, Inc.	42,500	1,750
OSI Restaurant Partners, Inc.	53,950	1,711
Washington Post Co. Class B	2,260	1,666
Gentex Corp.	116,252	1,652
Ryland Group, Inc.	37,500	1,620
Hearst-Argyle Television Inc.	70,100	1,609
RadioShack Corp.	79,700	1,538
* IAC/InterActiveCorp	49,030	1,410
* Career Education Corp.	60,400	1,359
* R.H. Donnelley Corp.	24,975	1,321
* Discovery Holding Co. Class A	86,075	1,245
* XM Satellite Radio Holdings, Inc.	94,800	1,222
Nordstrom, Inc.	27,000	1,142
* Sears Holdings Corp.	6,400	1,012
* TRW Automotive Holdings Corp.	40,300	970
Limited Brands, Inc.	36,609	970
* Expedia, Inc.	49,030	769
ServiceMaster Co.	66,000	740
Lennar Corp. Class B	8,300	349
* Comcast Corp. Special Class A	8,265	304
* Viacom Inc. Class A	6,844	255
CBS Corp. Class A	6,844	193
* Wynn Resorts Ltd.	2,000	136
* Hanesbrands Inc.	5,575	125

		432,855

Consumer Staples (9.0%)
The Procter & Gamble Co.	925,777	57,380
Altria Group, Inc.	513,800	39,331
Wal-Mart Stores, Inc.	696,528	34,353
PepsiCo, Inc.	483,400	31,547
The Coca-Cola Co.	461,400	20,615
Walgreen Co.	307,300	13,641
CVS Corp.	286,444	9,201
Archer-Daniels-Midland Co.	237,873	9,011
Costco Wholesale Corp.	156,100	7,755
The Kroger Co.	277,400	6,419
Anheuser-Busch Cos., Inc.	120,600	5,730
Kimberly-Clark Corp.	87,496	5,719
Sysco Corp.	163,300	5,462
Safeway, Inc.	170,462	5,174
Colgate-Palmolive Co.	80,200	4,980
Campbell Soup Co.	124,800	4,555
The Hershey Co.	84,900	4,538
Wm. Wrigley Jr. Co.	87,700	4,039
Whole Foods Market, Inc.	65,740	3,907
The Clorox Co.	60,820	3,832
Coca-Cola Enterprises, Inc.	180,300	3,756
McCormick & Co., Inc.	96,400	3,661
The Pepsi Bottling Group, Inc.	102,800	3,649
* Constellation Brands, Inc. Class A	123,400	3,551
* Energizer Holdings, Inc.	49,128	3,537
* Dean Foods Co.	82,100	3,450
Tyson Foods, Inc.	213,645	3,393
Estee Lauder Cos. Class A	82,400	3,323
Brown-Forman Corp. Class B	41,800	3,204
Alberto-Culver Co. Class B	61,650	3,119
Molson Coors Brewing Co. Class B	43,100	2,970
Hormel Foods Corp.	79,000	2,842
Church & Dwight, Inc.	72,000	2,816
Corn Products International, Inc.	79,100	2,574
* Smithfield Foods, Inc.	89,300	2,413
Del Monte Foods Co.	221,700	2,317
PepsiAmericas, Inc.	99,900	2,132
* Rite Aid Corp.	417,400	1,895
Kellogg Co.	30,200	1,496
General Mills, Inc.	22,200	1,257
Wm. Wrigley Jr. Co. Class B	20,325	935
Sara Lee Corp.	44,600	717
ConAgra Foods, Inc.	11,200	274
Reynolds American Inc.	106	7

		336,477

Energy (8.5%)
ExxonMobil Corp.	1,692,934	113,596
Chevron Corp.	541,838	35,144
ConocoPhillips Co.	392,330	23,355
Valero Energy Corp.	196,480	10,113
Devon Energy Corp.	155,722	9,834
Baker Hughes, Inc.	122,380	8,346
Anadarko Petroleum Corp.	171,416	7,513
Apache Corp.	115,462	7,297
EOG Resources, Inc.	98,200	6,388
Occidental Petroleum Corp.	132,600	6,379
XTO Energy, Inc.	146,033	6,152
Williams Cos., Inc.	247,700	5,913
Kinder Morgan, Inc.	47,200	4,949
Hess Corp.	109,800	4,548
* National Oilwell Varco Inc.	77,023	4,510
BJ Services Co.	147,100	4,432
Smith International, Inc.	106,800	4,144
Noble Energy, Inc.	87,600	3,994
Halliburton Co.	138,200	3,932
Peabody Energy Corp.	106,400	3,913
ENSCO International, Inc.	86,500	3,791
* Cameron International Corp.	78,100	3,773
Pioneer Natural Resources Co.	78,800	3,083
Marathon Oil Corp.	40,000	3,076
* Newfield Exploration Co.	78,200	3,014
* Grant Prideco, Inc.	78,800	2,997
Range Resources Corp.	116,800	2,948
* Pride International, Inc.	106,400	2,917
* FMC Technologies Inc.	54,325	2,917
Patterson-UTI Energy, Inc.	108,000	2,566
Rowan Cos., Inc.	80,600	2,549
Cabot Oil & Gas Corp.	50,100	2,401
St. Mary Land & Exploration Co.	61,200	2,247
Pogo Producing Co.	53,800	2,203
Arch Coal, Inc.	66,500	1,923
Frontier Oil Corp.	30,000	797
Chesapeake Energy Corp.	25,200	730
Massey Energy Co.	26,800	561
Diamond Offshore Drilling, Inc.	5,800	420
W&T Offshore, Inc.	1,600	47
Tesoro Petroleum Corp.	200	12

		319,424

Financials (21.1%)
Citigroup, Inc.	1,340,244	66,570
Bank of America Corp.	1,192,431	63,879
American International Group, Inc.	641,031	42,475
JPMorgan Chase & Co.	857,289	40,258
Wells Fargo & Co.	780,980	28,256
Wachovia Corp.	392,466	21,900
Merrill Lynch & Co., Inc.	276,800	21,651
The Goldman Sachs Group, Inc.	118,800	20,097
Morgan Stanley	262,000	19,102
American Express Co.	332,800	18,663
Fannie Mae	307,600	17,198
Freddie Mac	215,700	14,307
Lehman Brothers Holdings, Inc.	181,138	13,379
U.S. Bancorp	392,700	13,045
Prudential Financial, Inc.	163,700	12,482
Washington Mutual, Inc.	230,482	10,019
Capital One Financial Corp.	110,900	8,723
MetLife, Inc.	148,200	8,400
AFLAC Inc.	173,700	7,949
Golden West Financial Corp.	100,400	7,756
Countrywide Financial Corp.	215,998	7,569
Charles Schwab Corp.	418,700	7,495
State Street Corp.	118,100	7,369
SLM Corp.	140,700	7,314
Progressive Corp. of Ohio	293,200	7,195
Franklin Resources Corp.	67,100	7,096
Loews Corp.	186,900	7,084
Bear Stearns Co., Inc.	49,400	6,921
The Chicago Mercantile Exchange	14,110	6,748
Moody's Corp.	102,500	6,701
The St. Paul Travelers, Cos. Inc.	140,077	6,568
The Allstate Corp.	102,300	6,417
The Principal Financial Group, Inc.	113,500	6,161
Host Marriott Corp. REIT	240,698	5,519
Marshall & Ilsley Corp.	109,900	5,295
Legg Mason Inc.	51,800	5,225
Kimco Realty Corp. REIT	112,300	4,814
M & T Bank Corp.	39,700	4,762
Avalonbay Communities, Inc. REIT	37,200	4,479
Ambac Financial Group, Inc.	53,850	4,456
Zions Bancorp	54,500	4,350
Assurant, Inc.	80,200	4,284
The Hartford Financial Services Group Inc.	49,200	4,268
Hudson City Bancorp, Inc.	317,502	4,207
Public Storage, Inc. REIT	48,900	4,205
Ameriprise Financial, Inc.	89,560	4,200
Genworth Financial Inc.	119,800	4,194
ProLogis REIT	68,768	3,924
Sovereign Bancorp, Inc.	179,475	3,861
W.R. Berkley Corp.	108,350	3,835
* Realogy Corp.	168,881	3,830
Torchmark Corp.	60,600	3,824
Commerce Bancorp, Inc.	103,000	3,781
Apartment Investment & Management Co. Class A REIT	68,200	3,711
Forest City Enterprise Class A	67,800	3,682
SEI Investments Co.	64,135	3,604
MBIA, Inc.	57,000	3,502
Radian Group, Inc.	57,320	3,439
Plum Creek Timber Co. Inc. REIT	100,900	3,435
Janus Capital Group Inc.	170,300	3,358
AMB Property Corp. REIT	60,900	3,356
* Markel Corp.	8,100	3,326
BlackRock, Inc.	22,000	3,278
MGIC Investment Corp.	54,200	3,250
AmerUs Group Co.	47,700	3,244
Camden Property Trust REIT	42,400	3,223
The PMI Group Inc.	73,300	3,211
* CB Richard Ellis Group, Inc.	130,100	3,201
Brown & Brown, Inc.	103,600	3,166
The First Marblehead Corp.	45,500	3,151
Leucadia National Corp.	118,100	3,091
SL Green Realty Corp. REIT	27,200	3,038
HCC Insurance Holdings, Inc.	92,400	3,038
Colonial BancGroup, Inc.	123,300	3,021
The St. Joe Co.	54,900	3,012
Cullen/Frost Bankers, Inc.	50,900	2,943
* AmeriCredit Corp.	117,600	2,939
Investors Financial Services Corp.	67,200	2,895
Commerce Bancshares, Inc.	54,705	2,766
East West Bancorp, Inc.	69,410	2,749
Webster Financial Corp.	58,300	2,747
Reinsurance Group of America, Inc.	52,700	2,737
Eaton Vance Corp.	93,800	2,707
UnionBanCal Corp.	43,800	2,667
StanCorp Financial Group, Inc.	59,000	2,633
Raymond James Financial, Inc.	89,650	2,621
The Bank of New York Co., Inc.	74,200	2,616
SunTrust Banks, Inc.	33,800	2,612
City National Corp.	38,600	2,589
Wesco Financial Corp.	5,830	2,548
Federated Investors, Inc.	73,950	2,500
The South Financial Group, Inc.	95,367	2,482
BOK Financial Corp.	46,671	2,455
Jones Lang LaSalle Inc.	28,500	2,436
* Alleghany Corp.	8,192	2,368
CapitalSource Inc. REIT	90,638	2,340
* Conseco, Inc.	110,000	2,309
IndyMac Bancorp, Inc.	56,000	2,305
Transatlantic Holdings, Inc.	37,812	2,284
* CNA Financial Corp.	63,000	2,269
First Citizens BancShares Class A	11,760	2,247
BB&T Corp.	46,300	2,027
TD Ameritrade Holding Corp.	100,000	1,885
National City Corp.	48,800	1,786
Mercantile Bankshares Corp.	45,617	1,655
New York Community Bancorp, Inc.	86,400	1,415
BRE Properties Inc. Class A REIT	21,500	1,284
Hanover Insurance Group Inc.	25,300	1,129
Bank of Hawaii Corp.	20,100	968
T. Rowe Price Group Inc.	19,806	948
Synovus Financial Corp.	30,256	889
The Chubb Corp.	10,400	540
People's Bank	13,188	522
Fifth Third Bancorp	12,300	468
American Financial Group, Inc.	7,000	329
PNC Financial Services Group	3,800	275
UnumProvident Corp.	13,100	254
Wilmington Trust Corp.	3,100	138
First Horizon National Corp.	300	11

		789,684

Health Care (13.6%)
Johnson & Johnson	840,398	54,575
Pfizer Inc.	1,845,260	52,332
* Amgen, Inc.	350,075	25,041
Wyeth	413,000	20,997
Merck & Co., Inc.	478,000	20,028
UnitedHealth Group Inc.	367,662	18,089
Abbott Laboratories	320,000	15,539
* WellPoint Inc.	200,516	15,450
Medtronic, Inc.	330,400	15,344
Schering-Plough Corp.	512,600	11,323
* Genentech, Inc.	135,700	11,222
* Gilead Sciences, Inc.	157,200	10,800
Eli Lilly & Co.	175,800	10,021
Cardinal Health, Inc.	145,512	9,566
Caremark Rx, Inc.	161,623	9,159
Bristol-Myers Squibb Co.	338,900	8,445
Aetna Inc.	197,988	7,831
HCA Inc.	151,621	7,564
* Medco Health Solutions, Inc.	114,321	6,872
Allergan, Inc.	59,600	6,712
* Celgene Corp.	144,200	6,244
CIGNA Corp.	52,200	6,072
* Forest Laboratories, Inc.	113,800	5,759
Becton, Dickinson & Co.	80,600	5,696
* Humana Inc.	84,300	5,571
* Zimmer Holdings, Inc.	81,170	5,479
Stryker Corp.	109,200	5,415
* Genzyme Corp.	78,200	5,276
AmerisourceBergen Corp.	109,200	4,936
* St. Jude Medical, Inc.	139,832	4,935
Quest Diagnostics, Inc.	80,200	4,905
* Biogen Idec Inc.	99,340	4,439
* Laboratory Corp. of America Holdings	67,600	4,433
* Express Scripts Inc.	57,931	4,373
* Coventry Health Care Inc.	81,025	4,174
Applera Corp.-Applied Biosystems Group	125,800	4,165
* Varian Medical Systems, Inc.	72,900	3,892
McKesson Corp.	73,424	3,871
* Thermo Electron Corp.	93,034	3,659
IMS Health, Inc.	135,552	3,611
* Boston Scientific Corp.	242,945	3,593
* Henry Schein, Inc.	70,200	3,520
* Hospira, Inc.	91,940	3,519
* Fisher Scientific International Inc.	44,352	3,470
Biomet, Inc.	103,175	3,321
Mylan Laboratories, Inc.	164,837	3,318
* Waters Corp.	72,900	3,301
DENTSPLY International Inc.	109,200	3,288
* Health Net Inc.	74,200	3,229
Pharmaceutical Product Development, Inc.	86,500	3,087
* Barr Pharmaceuticals Inc.	58,025	3,014
* Sepracor Inc.	58,700	2,843
* Millipore Corp.	46,200	2,832
Health Management Associates Class A	135,368	2,829
* Endo Pharmaceuticals Holdings, Inc.	86,000	2,799
Beckman Coulter, Inc.	47,600	2,740
Universal Health Services Class B	45,300	2,715
* Patterson Cos	73,530	2,471
* MedImmune Inc.	84,000	2,454
* Lincare Holdings, Inc.	66,500	2,304
C.R. Bard, Inc.	29,300	2,198
Baxter International, Inc.	47,700	2,169
* Watson Pharmaceuticals, Inc.	78,500	2,054
Omnicare, Inc.	40,900	1,762
Cooper Cos., Inc.	28,600	1,530
* Abraxis Bioscience, Inc.	44,198	1,228
* Kinetic Concepts, Inc.	31,000	975
Bausch & Lomb, Inc.	9,600	481
* DaVita, Inc.	4,000	231

		507,090

Industrials (10.8%)
General Electric Co.	2,811,434	99,244
United Technologies Corp.	296,600	18,790
The Boeing Co.	229,570	18,102
FedEx Corp.	105,700	11,487
3M Co.	154,200	11,476
Caterpillar, Inc.	171,100	11,258
United Parcel Service, Inc.	147,300	10,597
General Dynamics Corp.	141,600	10,148
Lockheed Martin Corp.	116,800	10,052
Illinois Tool Works, Inc.	175,200	7,866
Waste Management, Inc.	204,297	7,494
Danaher Corp.	99,900	6,860
Norfolk Southern Corp.	155,200	6,837
CSX Corp.	183,200	6,014
Emerson Electric Co.	71,200	5,971
Southwest Airlines Co.	332,687	5,543
PACCAR, Inc.	92,607	5,280
Northrop Grumman Corp.	72,268	4,919
Rockwell Collins, Inc.	87,700	4,809
Expeditors International of Washington, Inc.	106,162	4,733
Precision Castparts Corp.	73,800	4,661
ITT Industries, Inc.	89,500	4,589
L-3 Communications Holdings, Inc.	58,200	4,559
Parker Hannifin Corp.	58,500	4,547
Honeywell International Inc.	106,800	4,368
C.H. Robinson Worldwide Inc.	95,400	4,253
American Standard Cos., Inc.	95,700	4,017
Fluor Corp.	48,700	3,745
Cummins Inc.	31,200	3,720
Republic Services, Inc. Class A	90,400	3,635
* The Dun & Bradstreet Corp.	47,400	3,555
Manpower Inc.	55,600	3,407
Roper Industries Inc.	75,100	3,360
Equifax, Inc.	88,300	3,241
Fastenal Co.	83,600	3,224
* Jacobs Engineering Group Inc.	42,500	3,176
W.W. Grainger, Inc.	45,400	3,043
Oshkosh Truck Corp.	58,900	2,973
Robert Half International, Inc.	87,500	2,972
Burlington Northern Santa Fe Corp.	39,793	2,922
Cintas Corp.	70,766	2,889
Donaldson Co., Inc.	78,300	2,889
* Stericycle, Inc.	40,000	2,792
JLG Industries, Inc.	139,277	2,759
Ametek, Inc.	63,200	2,752
Union Pacific Corp.	31,253	2,750
Carlisle Co., Inc.	32,600	2,742
* Alliant Techsystems, Inc.	33,700	2,732
Joy Global Inc.	71,300	2,682
Landstar System, Inc.	60,689	2,591
SPX Corp.	48,300	2,581
J.B. Hunt Transport Services, Inc.	119,800	2,488
IDEX Corp.	57,600	2,480
The Toro Co.	57,400	2,421
MSC Industrial Direct Co., Inc. Class A	59,200	2,412
American Power Conversion Corp.	109,800	2,411
Con-way, Inc.	53,600	2,402
Aramark Corp. Class B	67,200	2,208
* Allied Waste Industries, Inc.	195,300	2,201
DRS Technologies, Inc.	48,800	2,131
Teleflex Inc.	37,000	2,059
The Brink's Co.	36,800	1,953
Graco, Inc.	33,700	1,316
Rockwell Automation, Inc.	20,300	1,179
* YRC Worldwide, Inc.	17,512	649
Avis Budget Group, Inc.	33,192	607
The Manitowoc Co., Inc.	12,533	561
Deere & Co.	6,200	520
Textron, Inc.	4,200	368
Raytheon Co.	7,500	360
* Raytheon Co. Warrants Exp. 6/16/11	2,285	33

		402,365

Information Technology (15.8%)
Microsoft Corp.	2,358,900	64,469
* Cisco Systems, Inc.	1,774,600	40,816
International Business Machines Corp.	390,458	31,994
Intel Corp.	1,536,700	31,610
Hewlett-Packard Co.	633,658	23,249
* Apple Computer, Inc.	252,100	19,419
* Oracle Corp.	1,089,848	19,334
* Google Inc.	45,000	18,086
Texas Instruments, Inc.	496,200	16,499
* Dell Inc.	678,600	15,499
QUALCOMM Inc.	384,120	13,963
* Corning, Inc.	478,200	11,673
Motorola, Inc.	445,346	11,134
First Data Corp.	250,995	10,542
* EMC Corp.	747,800	8,959
Applied Materials, Inc.	496,300	8,799
* Symantec Corp.	390,853	8,317
* Yahoo! Inc.	325,000	8,216
* eBay Inc.	265,420	7,527
* Adobe Systems, Inc.	188,800	7,071
* Sun Microsystems, Inc.	1,229,900	6,113
* Electronic Arts Inc.	104,800	5,835
* Agilent Technologies, Inc.	166,306	5,437
* Network Appliance, Inc.	144,963	5,365
* NVIDIA Corp.	170,800	5,054
* Broadcom Corp.	158,250	4,801
* Xerox Corp.	305,400	4,752
Paychex, Inc.	127,180	4,687
Automatic Data Processing, Inc.	98,100	4,644
* Intuit, Inc.	142,600	4,576
* SanDisk Corp.	83,500	4,471
* Advanced Micro Devices, Inc.	173,600	4,314
* NCR Corp.	108,674	4,290
CA, Inc.	180,766	4,282
Analog Devices, Inc.	144,366	4,243
* Fiserv, Inc.	89,450	4,212
Molex, Inc.	104,756	4,082
* Micron Technology, Inc.	234,000	4,072
National Semiconductor Corp.	166,600	3,920
* LAM Research Corp.	85,508	3,876
* Computer Sciences Corp.	78,900	3,876
Linear Technology Corp.	124,200	3,865
* Autodesk, Inc.	109,588	3,811
* Lucent Technologies, Inc.	1,542,354	3,609
KLA-Tencor Corp.	80,300	3,571
Amphenol Corp.	57,400	3,555
* Iron Mountain, Inc.	81,400	3,495
* DST Systems, Inc.	54,900	3,386
Microchip Technology, Inc.	100,800	3,268
Maxim Integrated Products, Inc.	113,700	3,192
* Affiliated Computer Services, Inc. Class A	58,400	3,029
* Altera Corp.	164,347	3,021
* Cadence Design Systems, Inc.	173,000	2,934
* QLogic Corp.	155,200	2,933
* Tellabs, Inc.	266,900	2,925
* Mettler-Toledo International Inc.	44,100	2,917
* Lexmark International, Inc.	50,300	2,900
* Comverse Technology, Inc.	133,396	2,860
Jabil Circuit, Inc.	98,100	2,803
* Convergys Corp.	131,800	2,722
Xilinx, Inc.	120,436	2,644
* BMC Software, Inc.	95,000	2,586
* Citrix Systems, Inc.	71,356	2,584
Reynolds & Reynolds Class A	65,200	2,576
* Arrow Electronics, Inc.	91,500	2,510
* Western Digital Corp.	136,500	2,471
Fair Isaac, Inc.	67,400	2,465
* Ingram Micro, Inc. Class A	125,000	2,395
Global Payments Inc.	54,400	2,394
* Compuware Corp.	294,562	2,295
Fidelity National Information Services, Inc.	61,000	2,257
* Avaya Inc.	196,100	2,243
Intersil Corp.	85,600	2,101
* Avnet, Inc.	105,400	2,068
* Juniper Networks, Inc.	119,000	2,056
* Tech Data Corp.	55,510	2,028
* Ceridian Corp.	89,900	2,010
* Synopsys, Inc.	89,121	1,757
* ADC Telecommunications, Inc.	112,081	1,681
Total System Services, Inc.	73,550	1,679
* Freescale Semiconductor, Inc. Class B	43,111	1,639
* Solectron Corp.	495,700	1,616
* LSI Logic Corp.	180,700	1,485
* Teradyne, Inc.	110,200	1,450
* Zebra Technologies Corp. Class A	39,257	1,403
MoneyGram International, Inc.	36,200	1,052
* BEA Systems, Inc.	67,300	1,023
Sabre Holdings Corp.	43,200	1,010
* Sanmina-SCI Corp.	184,046	688
* Novellus Systems, Inc.	13,100	362
CDW Corp.	1,358	84
Harris Corp.	1,800	80

		591,566

Materials (3.1%)
Monsanto Co.	196,934	9,258
Praxair, Inc.	123,700	7,318
Phelps Dodge Corp.	80,800	6,844
Alcoa Inc.	242,128	6,789
Newmont Mining Corp. (Holding Co.)	152,556	6,522
Nucor Corp.	130,800	6,473
E.I. du Pont de Nemours & Co.	148,700	6,370
Dow Chemical Co.	159,800	6,229
Ecolab, Inc.	101,800	4,359
Freeport-McMoRan Copper & Gold, Inc. Class B	72,900	3,883
Allegheny Technologies Inc.	60,500	3,763
United States Steel Corp.	64,400	3,715
Sigma-Aldrich Corp.	47,000	3,556
* Pactiv Corp.	111,700	3,175
Ball Corp.	76,600	3,098
Cytec Industries, Inc.	54,000	3,002
Martin Marietta Materials, Inc.	34,500	2,919
Sealed Air Corp.	53,036	2,870
Lyondell Chemical Co.	112,500	2,854
Airgas, Inc.	76,400	2,763
Scotts Miracle-Gro Co.	56,400	2,509
Reliance Steel & Aluminum Co.	66,200	2,128
Packaging Corp. of America	91,200	2,116
Celanese Corp. Series A	115,800	2,073
Florida Rock Industries, Inc.	48,700	1,885
* Owens-Illinois, Inc.	118,100	1,821
Albemarle Corp.	32,400	1,760
Westlake Chemical Corp.	45,500	1,456
FMC Corp.	14,400	923
Valspar Corp.	23,400	622
Vulcan Materials Co.	5,500	430
Carpenter Technology Corp.	3,200	344
Louisiana-Pacific Corp.	14,600	274
Chemtura Corp.	18,600	161

		114,262

Telecommunication Services (3.2%)
AT&T Inc.	904,112	29,438
Verizon Communications Inc.	651,742	24,199
BellSouth Corp.	371,900	15,899
Sprint Nextel Corp.	921,767	15,808
Alltel Corp.	140,984	7,825
* Qwest Communications International Inc.	696,679	6,075
* American Tower Corp. Class A	121,500	4,435
Embarq Corp.	86,143	4,167
CenturyTel, Inc.	92,600	3,673
Citizens Communications Co.	195,702	2,748
* U.S. Cellular Corp.	41,100	2,454
Telephone & Data Systems, Inc.	46,300	1,949
Telephone & Data Systems, Inc. - Special Common Shares	33,200	1,356
Windstream Corp.	81,217	1,071

		121,097

Utilities (3.3%)
Exelon Corp.	186,400	11,285
TXU Corp.	161,100	10,072
PG&E Corp.	149,700	6,235
* AES Corp.	300,800	6,133
Edison International	140,500	5,850
Sempra Energy	111,800	5,618
Constellation Energy Group, Inc.	84,500	5,002
Duke Energy Corp.	162,092	4,895
Questar Corp.	49,800	4,072
Wisconsin Energy Corp.	87,400	3,770
* NRG Energy, Inc.	80,400	3,642
* Mirant Corp.	127,898	3,493
CenterPoint Energy Inc.	223,800	3,205
* CMS Energy Corp.	221,586	3,200
Energen Corp.	76,400	3,199
FirstEnergy Corp.	55,900	3,123
NSTAR	92,000	3,069
Equitable Resources, Inc.	86,300	3,019
SCANA Corp.	74,200	2,988
MDU Resources Group, Inc.	132,750	2,966
* Reliant Energy, Inc.	235,100	2,894
* Allegheny Energy, Inc.	71,589	2,876
Southern Union Co.	108,200	2,858
* Sierra Pacific Resources	190,483	2,732
* Dynegy, Inc.	479,700	2,658
Aqua America, Inc.	116,833	2,563
Northeast Utilities	107,400	2,499
Dominion Resources, Inc.	31,239	2,389
Southern Co.	64,200	2,212
DPL Inc.	75,000	2,034
Entergy Corp.	15,600	1,220
NiSource, Inc.	35,920	781
UGI Corp. Holding Co.	4,900	120

		122,672

Total Common Stocks
(Cost $2,234,987)		3,737,492

Temporary Cash Investments (0.0%)

1 Vanguard Market Liquidity Fund, 5.306%
(Cost $584)	583,768	584

Total Investments (100.0%)
(Cost $2,235,571)		3,738,076

Other Assets and Liabilities—Net (0.0%)		87

Net Assets (100%)		3,738,163

*  Non-income-producing security.
1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT  - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity are valued at that fund's net asset value.

At Septmember 30, 2006, the cost of investment securities for tax purposes was $2,235,571,000. Net unrealized appreciation of investment securities for tax purposes was $1,502,505,000, consisting of unrealized gains of $1,533,598,000 on securities that had risen in value since their purchase and $31,093,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stock (48.0%)

Consumer Discretionary (5.7%)
Time Warner, Inc.	103,440	1,886
Home Depot, Inc.	46,700	1,694
The Walt Disney Co.	52,450	1,621
McDonald's Corp.	33,400	1,307
Target Corp.	23,100	1,276
News Corp., Class A	62,900	1,236
* Comcast Corp. Class A	31,166	1,148
Lowe's Cos., Inc.	40,800	1,145
* Starbucks Corp.	22,800	776
* Viacom Inc. Class B	19,758	735
Staples, Inc.	24,355	593
Harley-Davidson, Inc.	9,300	584
Best Buy Co., Inc.	10,875	582
CBS Corp.	19,058	537
Federated Department Stores, Inc.	12,400	536
Yum! Brands, Inc.	9,900	515
* Kohl's Corp.	7,800	506
Marriott International, Inc. Class A	13,100	506
NIKE, Inc. Class B	5,700	499
* Coach, Inc.	14,000	482
International Game Technology	11,600	481
* Office Depot, Inc.	11,400	453
Starwood Hotels & Resorts Worldwide, Inc.	7,801	446
Hilton Hotels Corp.	15,679	437
* Sears Holdings Corp.	2,700	427
Harrah's Entertainment, Inc.	6,382	424
The Gap, Inc.	21,525	408
* Bed Bath & Beyond, Inc.	10,500	402
* Liberty Media Corp. -Interactive A	19,207	391
Nordstrom, Inc.	9,000	381
NTL Inc.	14,542	370
Darden Restaurants Inc.	7,750	329
* Liberty Media Corp. -Capital Series A	3,841	321
Mattel, Inc.	16,080	317
Abercrombie & Fitch Co.	4,500	313
* AutoZone Inc.	3,000	310
* EchoStar Communications Corp. Class A	9,057	297
Michaels Stores, Inc.	6,800	296
Black & Decker Corp.	3,700	294
E.W. Scripps Co. Class A	6,100	292
Polo Ralph Lauren Corp.	4,500	291
Centex Corp.	5,400	284
* MGM Mirage, Inc.	7,028	278
TJX Cos., Inc.	9,800	275
Tiffany & Co.	8,100	269
Pulte Homes, Inc.	8,400	268
* Lamar Advertising Co. Class A	5,000	267
Circuit City Stores, Inc.	10,600	266
* O'Reilly Automotive, Inc.	8,000	266
D. R. Horton, Inc.	10,499	251
Brinker International, Inc.	6,250	251
Liz Claiborne, Inc.	6,300	249
Hasbro, Inc.	10,625	242
* CarMax, Inc.	5,703	238
* AutoNation, Inc.	11,292	236
* Amazon.com, Inc.	7,300	234
PetSmart, Inc.	8,400	233
Dillard's Inc.	7,100	232
* Apollo Group, Inc. Class A	4,700	231
* Mohawk Industries, Inc.	3,100	231
Lennar Corp. Class A	5,100	231
Cablevision Systems NY Group Class A	9,894	225
Clear Channel Communications, Inc.	7,520	217
Dollar General Corp.	15,660	213
Barnes & Noble, Inc.	5,400	205
Williams-Sonoma, Inc.	6,200	201
Jones Apparel Group, Inc.	5,800	188
* NVR, Inc.	350	187
Omnicom Group Inc.	2,000	187
Harte-Hanks, Inc.	6,700	177
Saks Inc.	10,200	176
Brunswick Corp.	5,600	175
Weight Watchers International, Inc.	3,800	168
* Wyndham Worldwide Corp.	5,919	166
* The Cheesecake Factory Inc.	6,000	163
* Toll Brothers, Inc.	5,800	163
Ryland Group, Inc.	3,500	151
OSI Restaurant Partners, Inc.	4,650	147
Gentex Corp.	10,200	145
BorgWarner, Inc.	2,400	137
Beazer Homes USA, Inc.	3,500	137
* Liberty Global, Inc. Series C	5,446	136
* IAC/InterActiveCorp	4,700	135
* Liberty Global, Inc. Class A	5,238	135
ServiceMaster Co.	11,900	133
* Univision Communications Inc.	3,710	127
* XM Satellite Radio Holdings, Inc.	8,900	115
* Discovery Holding Co. Class A	7,682	111
* Career Education Corp.	4,700	106
Thor Industries, Inc.	2,400	99
* Chico's FAS, Inc.	4,200	90
* Expedia, Inc.	4,700	74
Hearst-Argyle Television Inc.	2,900	67
* Comcast Corp. Special Class A	1,548	57
* DIRECTV Group, Inc.	2,171	43
The McGraw-Hill Cos., Inc.	700	41
Foot Locker, Inc.	1,600	40
Limited Brands, Inc.	1,424	38
The McClatchy Co. Class A	900	38
John Wiley & Sons Class A	1,000	36
* Sirius Satellite Radio, Inc.	9,200	36
Sherwin-Williams Co.	600	33
* R.H. Donnelley Corp.	579	31
Lennar Corp. Class B	680	29
Harman International Industries, Inc.	300	25
* Dollar Tree Stores, Inc.	750	23
Fortune Brands, Inc.	300	23
International Speedway Corp.	410	20
KB Home	400	18
MDC Holdings, Inc.	300	14
Newell Rubbermaid, Inc.	218	6
RadioShack Corp.	300	6
Tribune Co.	70	2
* Hanesbrands Inc.	62	1

		36,292

Consumer Staples (4.1%)
The Procter & Gamble Co.	77,410	4,798
Altria Group, Inc.	42,000	3,215
Wal-Mart Stores, Inc.	60,100	2,964
PepsiCo, Inc.	40,300	2,630
The Coca-Cola Co.	37,900	1,693
Walgreen Co.	27,000	1,199
Archer-Daniels-Midland Co.	19,921	755
Costco Wholesale Corp.	14,200	705
CVS Corp.	21,256	683
Sysco Corp.	18,800	629
Kimberly-Clark Corp.	9,172	599
Safeway, Inc.	17,134	520
Anheuser-Busch Cos., Inc.	9,000	428
The Clorox Co.	5,400	340
Whole Foods Market, Inc.	5,600	333
Avon Products, Inc.	10,600	325
Coca-Cola Enterprises, Inc.	15,500	323
* Dean Foods Co.	7,650	321
The Pepsi Bottling Group, Inc.	9,000	320
* Constellation Brands, Inc. Class A	11,000	317
Colgate-Palmolive Co.	4,800	298
The Kroger Co.	12,400	287
Tyson Foods, Inc.	18,031	286
* Energizer Holdings, Inc.	3,900	281
Wm. Wrigley Jr. Co.	6,000	276
Alberto-Culver Co. Class B	5,450	276
* Smithfield Foods, Inc.	9,400	254
Del Monte Foods Co.	18,000	188
Reynolds American Inc.	3,002	186
* Hansen Natural Corp.	5,636	183
PepsiAmericas, Inc.	8,300	177
Kellogg Co.	3,200	158
General Mills, Inc.	2,400	136
Church & Dwight, Inc.	3,400	133
Brown-Forman Corp. Class B	1,400	107
* Rite Aid Corp.	22,300	101
Wm. Wrigley Jr. Co. Class B	1,500	69
The Hershey Co.	300	16
Estee Lauder Cos. Class A	300	12
Hormel Foods Corp.	300	11
Sara Lee Corp.	500	8
ConAgra Foods, Inc.	100	2

		26,542

Energy (4.3%)
ExxonMobil Corp.	141,344	9,484
Chevron Corp.	45,133	2,927
ConocoPhillips Co.	34,887	2,077
Valero Energy Corp.	16,468	848
Devon Energy Corp.	13,346	843
Baker Hughes, Inc.	10,340	705
Halliburton Co.	24,200	688
Anadarko Petroleum Corp.	14,492	635
Occidental Petroleum Corp.	13,004	626
Apache Corp.	9,646	610
XTO Energy, Inc.	12,233	515
EOG Resources, Inc.	7,800	507
Williams Cos., Inc.	19,800	473
Kinder Morgan, Inc.	3,700	388
* National Oilwell Varco Inc.	6,439	377
Hess Corp.	9,000	373
Peabody Energy Corp.	10,000	368
BJ Services Co.	12,200	368
Smith International, Inc.	9,000	349
Noble Energy, Inc.	7,400	337
* Cameron International Corp.	6,600	319
Murphy Oil Corp.	6,700	319
ENSCO International, Inc.	7,200	316
CONSOL Energy, Inc.	8,600	273
* FMC Technologies Inc.	4,803	258
Tesoro Petroleum Corp.	4,400	255
* Pride International, Inc.	9,300	255
Pioneer Natural Resources Co.	6,500	254
Range Resources Corp.	9,750	246
Marathon Oil Corp.	3,091	238
* Newfield Exploration Co.	6,100	235
Arch Coal, Inc.	7,800	225
Rowan Cos., Inc.	6,700	212
Patterson-UTI Energy, Inc.	8,502	202
Chesapeake Energy Corp.	6,300	183
Pogo Producing Co.	4,000	164
El Paso Corp.	2,400	33
Massey Energy Co.	500	10
Overseas Shipholding Group Inc.	100	6
* Grant Prideco, Inc.	115	4

		27,505

Financials (10.0%)
Citigroup, Inc.	117,397	5,831
Bank of America Corp.	98,435	5,273
American International Group, Inc.	51,006	3,380
JPMorgan Chase & Co.	70,516	3,311
Wells Fargo & Co.	68,000	2,460
Wachovia Corp.	33,934	1,894
Merrill Lynch & Co., Inc.	23,700	1,854
The Goldman Sachs Group, Inc.	9,800	1,658
Morgan Stanley	21,960	1,601
American Express Co.	28,200	1,581
Fannie Mae	25,800	1,442
U.S. Bancorp	41,500	1,379
Lehman Brothers Holdings, Inc.	14,728	1,088
Prudential Financial, Inc.	13,800	1,052
Washington Mutual, Inc.	22,159	963
MetLife, Inc.	12,700	720
AFLAC Inc.	15,200	695
SLM Corp.	12,700	660
Golden West Financial Corp.	8,300	641
Countrywide Financial Corp.	18,198	638
Freddie Mac	9,500	630
Capital One Financial Corp.	7,900	621
Charles Schwab Corp.	34,550	618
Progressive Corp. of Ohio	24,800	609
State Street Corp.	9,500	593
Franklin Resources Corp.	5,600	592
The Allstate Corp.	9,400	590
Bear Stearns Co., Inc.	4,100	574
Moody's Corp.	8,700	569
Loews Corp.	15,000	569
Host Marriott Corp. REIT	20,975	481
The Hartford Financial Services Group Inc.	5,200	451
CIT Group Inc.	8,300	404
Legg Mason Inc.	4,000	403
Simon Property Group, Inc. REIT	4,400	399
Avalonbay Communities, Inc. REIT	3,300	397
M & T Bank Corp.	3,300	396
Ambac Financial Group, Inc.	4,750	393
The Chicago Mercantile Exchange	800	383
Zions Bancorp	4,600	367
Genworth Financial Inc.	10,200	357
Sovereign Bancorp, Inc.	16,575	357
ProLogis REIT	6,064	346
W.R. Berkley Corp.	9,750	345
MBIA, Inc.	5,600	344
Assurant, Inc.	6,400	342
Torchmark Corp.	5,400	341
Commerce Bancorp, Inc.	9,100	334
Apartment Investment & Management Co. Class A REIT	6,100	332
Ameriprise Financial, Inc.	6,980	327
SL Green Realty Corp. REIT	2,800	313
Radian Group, Inc.	5,100	306
The St. Joe Co.	5,500	302
* Realogy Corp.	13,298	302
Forest City Enterprise Class A	5,500	299
* Markel Corp.	700	287
AMB Property Corp. REIT	5,200	287
HCC Insurance Holdings, Inc.	8,700	286
Mellon Financial Corp.	7,300	285
MGIC Investment Corp.	4,700	282
Brown & Brown, Inc.	9,200	281
The PMI Group Inc.	6,400	280
Jefferies Group, Inc.	9,800	279
Eaton Vance Corp.	9,600	277
The St. Paul Travelers, Cos. Inc.	5,889	276
* CB Richard Ellis Group, Inc.	11,200	276
Janus Capital Group Inc.	13,900	274
The Principal Financial Group, Inc.	4,900	266
Leucadia National Corp.	10,100	264
American Financial Group, Inc.	5,600	263
Camden Property Trust REIT	3,400	258
Jones Lang LaSalle Inc.	3,000	256
Raymond James Financial, Inc.	8,750	256
Investors Financial Services Corp.	5,900	254
East West Bancorp, Inc.	6,300	250
* AmeriCredit Corp.	9,800	245
BRE Properties Inc. Class A REIT	4,000	239
Plum Creek Timber Co. Inc. REIT	6,900	235
City National Corp.	3,500	235
Cullen/Frost Bankers, Inc.	4,000	231
Marshall & Ilsley Corp.	4,800	231
Reinsurance Group of America, Inc.	4,400	228
Commerce Bancshares, Inc.	4,500	228
* Conseco, Inc.	10,800	227
Federated Investors, Inc.	6,700	227
* CNA Financial Corp.	6,200	223
StanCorp Financial Group, Inc.	5,000	223
IndyMac Bancorp, Inc.	5,400	222
BB&T Corp.	5,000	219
Webster Financial Corp.	4,600	217
Wesco Financial Corp.	480	210
SEI Investments Co.	3,700	208
BOK Financial Corp.	3,840	202
SunTrust Banks, Inc.	2,600	201
* Alleghany Corp.	669	193
Transatlantic Holdings, Inc.	3,150	190
The Bank of New York Co., Inc.	5,300	187
First Citizens BancShares Class A	967	185
UnumProvident Corp.	9,100	176
National City Corp.	4,400	161
BlackRock, Inc.	500	75
The Chubb Corp.	600	31
Safeco Corp.	500	29
A.G. Edwards & Sons, Inc.	400	21
AmerUs Group Co.	300	20
First Horizon National Corp.	300	11
CapitalSource Inc. REIT	429	11
PNC Financial Services Group	100	7

		64,092

Health Care (6.5%)
Pfizer Inc.	154,010	4,368
Johnson & Johnson	67,232	4,366
* Amgen, Inc.	28,824	2,062
Merck & Co., Inc.	39,200	1,642
UnitedHealth Group Inc.	33,074	1,627
Medtronic, Inc.	30,500	1,416
* WellPoint Inc.	17,125	1,319
Abbott Laboratories	25,200	1,224
Wyeth	20,900	1,063
* Genentech, Inc.	12,400	1,025
Schering-Plough Corp.	43,800	968
* Gilead Sciences, Inc.	13,000	893
Eli Lilly & Co.	14,600	832
Cardinal Health, Inc.	12,390	815
Caremark Rx, Inc.	12,600	714
Bristol-Myers Squibb Co.	28,100	700
Aetna Inc.	17,276	683
HCA Inc.	13,102	654
* Medco Health Solutions, Inc.	9,478	570
McKesson Corp.	10,500	554
Allergan, Inc.	4,800	541
* Celgene Corp.	12,300	533
Stryker Corp.	10,500	521
* Boston Scientific Corp.	34,595	512
* Zimmer Holdings, Inc.	7,470	504
* Genzyme Corp.	7,400	499
* Forest Laboratories, Inc.	9,700	491
CIGNA Corp.	4,100	477
* Humana Inc.	6,500	430
AmerisourceBergen Corp.	9,500	429
Quest Diagnostics, Inc.	6,900	422
* St. Jude Medical, Inc.	11,368	401
* Laboratory Corp. of America Holdings	5,900	387
* Express Scripts Inc.	5,000	377
* Coventry Health Care Inc.	7,050	363
* Varian Medical Systems, Inc.	6,700	358
* Thermo Electron Corp.	9,075	357
Applera Corp.-Applied Biosystems Group	10,600	351
Biomet, Inc.	9,925	319
IMS Health, Inc.	11,776	314
* Hospira, Inc.	8,060	308
* Fisher Scientific International Inc.	3,864	302
* Henry Schein, Inc.	6,000	301
* Barr Pharmaceuticals Inc.	5,775	300
Baxter International, Inc.	6,400	291
* Waters Corp.	6,400	290
Mylan Laboratories, Inc.	14,250	287
DENTSPLY International Inc.	9,200	277
Dade Behring Holdings Inc.	6,400	257
Health Management Associates Class A	12,212	255
Omnicare, Inc.	5,700	246
* Biogen Idec Inc.	5,460	244
* MedImmune Inc.	8,324	243
* Sepracor Inc.	4,900	237
Beckman Coulter, Inc.	4,100	236
Pharmaceutical Product Development, Inc.	6,600	236
* Patterson Cos	6,600	222
* Endo Pharmaceuticals Holdings, Inc.	6,500	212
Universal Health Services Class B	3,400	204
* Lincare Holdings, Inc.	5,700	197
* Watson Pharmaceuticals, Inc.	7,000	183
* Health Net Inc.	2,900	126
Becton, Dickinson & Co.	1,684	119
* Abraxis Bioscience, Inc.	2,950	82
* Millipore Corp.	1,300	80
C.R. Bard, Inc.	400	30
Cooper Cos., Inc.	300	16
Bausch & Lomb, Inc.	300	15
Manor Care, Inc.	100	5

		41,882

Industrials (5.2%)
General Electric Co.	234,509	8,278
United Technologies Corp.	26,300	1,666
The Boeing Co.	20,440	1,612
3M Co.	14,600	1,087
FedEx Corp.	8,700	946
Lockheed Martin Corp.	10,600	912
United Parcel Service, Inc.	12,200	878
General Dynamics Corp.	11,600	831
Waste Management, Inc.	18,001	660
Caterpillar, Inc.	10,000	658
Illinois Tool Works, Inc.	14,600	656
Norfolk Southern Corp.	13,200	581
Danaher Corp.	8,400	577
Union Pacific Corp.	5,959	524
CSX Corp.	15,400	506
Southwest Airlines Co.	29,618	493
Northrop Grumman Corp.	5,918	403
Honeywell International Inc.	9,800	401
L-3 Communications Holdings, Inc.	5,100	399
ITT Industries, Inc.	7,600	390
Expeditors International of Washington, Inc.	8,600	383
Rockwell Collins, Inc.	6,900	378
Precision Castparts Corp.	5,800	366
C.H. Robinson Worldwide Inc.	7,969	355
Emerson Electric Co.	4,200	352
Fluor Corp.	4,200	323
* The Dun & Bradstreet Corp.	4,300	322
Cummins Inc.	2,700	322
Republic Services, Inc. Class A	7,600	306
Manpower Inc.	4,900	300
Roper Industries Inc.	6,500	291
Burlington Northern Santa Fe Corp.	3,838	282
Robert Half International, Inc.	8,200	279
Equifax, Inc.	7,400	272
* Terex Corp.	6,000	271
W.W. Grainger, Inc.	4,000	268
* Alliant Techsystems, Inc.	3,200	259
Fastenal Co.	6,700	258
* Armor Holdings, Inc.	4,400	252
* Stericycle, Inc.	3,600	251
The Manitowoc Co., Inc.	5,600	251
JLG Industries, Inc.	12,623	250
The Brink's Co.	4,700	249
* Jacobs Engineering Group Inc.	3,300	247
Ametek, Inc.	5,500	240
Oshkosh Truck Corp.	4,600	232
DRS Technologies, Inc.	5,300	231
Graco, Inc.	5,900	230
SPX Corp.	4,100	219
J.B. Hunt Transport Services, Inc.	10,400	216
American Power Conversion Corp.	9,700	213
IDEX Corp.	4,800	207
The Toro Co.	4,900	207
Cintas Corp.	4,550	186
American Standard Cos., Inc.	4,300	180
Parker Hannifin Corp.	2,200	171
Walter Industries, Inc.	4,000	171
Trinity Industries, Inc.	4,800	154
Rockwell Automation, Inc.	2,400	139
* Allied Waste Industries, Inc.	9,800	110
Adesa, Inc.	3,400	79
Ryder System, Inc.	1,400	72
Joy Global Inc.	1,600	60
Carlisle Co., Inc.	700	59
Avis Budget Group, Inc.	2,959	54
Deere & Co.	600	50
* United Rentals, Inc.	1,700	40
PACCAR, Inc.	600	34
Pall Corp.	800	25
Aramark Corp. Class B	700	23
Donaldson Co., Inc.	600	22
Pentair, Inc.	500	13

		33,182

Information Technology (8.1%)
Microsoft Corp.	210,800	5,761
* Cisco Systems, Inc.	144,300	3,319
Intel Corp.	143,300	2,948
International Business Machines Corp.	35,000	2,868
Hewlett-Packard Co.	69,612	2,554
* Oracle Corp.	94,900	1,684
* Apple Computer, Inc.	21,100	1,625
Motorola, Inc.	64,506	1,613
QUALCOMM Inc.	41,100	1,494
* Google Inc.	3,700	1,487
Texas Instruments, Inc.	41,900	1,393
* Dell Inc.	57,000	1,302
* Corning, Inc.	42,200	1,030
First Data Corp.	21,814	916
Applied Materials, Inc.	47,000	833
Automatic Data Processing, Inc.	17,100	810
* Symantec Corp.	35,462	755
* Yahoo! Inc.	29,200	738
* eBay Inc.	23,700	672
* Adobe Systems, Inc.	17,000	637
* EMC Corp.	51,900	622
* Electronic Arts Inc.	9,043	504
Electronic Data Systems Corp.	19,500	478
* Network Appliance, Inc.	12,912	478
* Intuit, Inc.	13,800	443
* Xerox Corp.	27,700	431
* Sun Microsystems, Inc.	85,000	422
Paychex, Inc.	11,450	422
* NVIDIA Corp.	13,800	408
* Broadcom Corp.	13,350	405
CA, Inc.	16,630	394
* Fiserv, Inc.	8,025	378
* Advanced Micro Devices, Inc.	15,000	373
National Semiconductor Corp.	15,300	360
* NCR Corp.	8,936	353
Analog Devices, Inc.	11,834	348
* LAM Research Corp.	7,400	335
KLA-Tencor Corp.	7,500	334
* Citrix Systems, Inc.	9,200	333
Molex, Inc.	8,466	330
* Autodesk, Inc.	9,400	327
* Agilent Technologies, Inc.	9,844	322
Amphenol Corp.	5,000	310
* Lucent Technologies, Inc.	130,300	305
* Iron Mountain, Inc.	7,050	303
Microchip Technology, Inc.	8,800	285
Maxim Integrated Products, Inc.	10,100	284
* Computer Sciences Corp.	5,700	280
Intersil Corp.	11,200	275
* BMC Software, Inc.	10,100	275
* Affiliated Computer Services, Inc. Class A	5,300	275
* Altera Corp.	14,800	272
Jabil Circuit, Inc.	9,100	260
* Lexmark International, Inc.	4,500	259
* DST Systems, Inc.	4,200	259
* Mettler-Toledo International Inc.	3,900	258
Linear Technology Corp.	8,200	255
* Comverse Technology, Inc.	11,667	250
* Tellabs, Inc.	22,600	248
Tektronix, Inc.	8,300	240
* Ingram Micro, Inc. Class A	12,100	232
Global Payments Inc.	5,200	229
Symbol Technologies, Inc.	15,000	223
* Arrow Electronics, Inc.	8,100	222
CDW Corp.	3,600	222
Fair Isaac, Inc.	5,800	212
* Cadence Design Systems, Inc.	12,400	210
* Compuware Corp.	26,600	207
Fidelity National Information Services, Inc.	5,500	204
AVX Corp.	10,700	189
* Avnet, Inc.	8,500	167
* Freescale Semiconductor, Inc. Class B	4,373	166
Total System Services, Inc.	6,900	158
* Ceridian Corp.	6,400	143
Reynolds & Reynolds Class A	3,300	130
* Avaya Inc.	11,300	129
Xilinx, Inc.	5,700	125
* LSI Logic Corp.	14,400	118
* Teradyne, Inc.	8,000	105
* Solectron Corp.	31,800	104
* Synopsys, Inc.	4,800	95
Harris Corp.	2,100	93
* BEA Systems, Inc.	6,100	93
* Western Digital Corp.	4,800	87
* ADC Telecommunications, Inc.	5,528	83
* Convergys Corp.	3,100	64
Sabre Holdings Corp.	2,540	59
* Tech Data Corp.	1,400	51
* Micron Technology, Inc.	2,600	45
* Novellus Systems, Inc.	1,000	28
* Sanmina-SCI Corp.	4,908	18
* Juniper Networks, Inc.	300	5
* Unisys Corp.	200	1

		52,349

Materials (1.4%)
E.I. du Pont de Nemours & Co.	16,900	724
Praxair, Inc.	11,000	651
Phelps Dodge Corp.	6,800	576
Newmont Mining Corp. (Holding Co.)	12,889	551
Monsanto Co.	11,708	550
Dow Chemical Co.	13,700	534
Nucor Corp.	10,600	525
Alcoa Inc.	14,588	409
Ecolab, Inc.	7,900	338
Freeport-McMoRan Copper & Gold, Inc. Class B	6,300	336
United States Steel Corp.	5,500	317
Allegheny Technologies Inc.	5,100	317
Sigma-Aldrich Corp.	4,100	310
* Pactiv Corp.	9,900	281
Cytec Industries, Inc.	4,600	256
Lyondell Chemical Co.	10,000	254
Airgas, Inc.	7,000	253
Sealed Air Corp.	4,600	249
Scotts Miracle-Gro Co.	5,400	240
Martin Marietta Materials, Inc.	2,700	228
Reliance Steel & Aluminum Co.	6,400	206
Steel Dynamics, Inc.	4,000	202
Celanese Corp. Series A	9,900	177
Packaging Corp. of America	7,300	169
* Owens-Illinois, Inc.	9,800	151
* Smurfit-Stone Container Corp.	10,688	120
Westlake Chemical Corp.	1,700	54
Vulcan Materials Co.	300	23
Ball Corp.	500	20
Ashland, Inc.	300	19
Albemarle Corp.	300	16
Florida Rock Industries, Inc.	300	12

		9,068

Telecommunication Services (1.5%)
AT&T Inc.	73,544	2,395
Verizon Communications Inc.	54,400	2,020
Sprint Nextel Corp.	77,177	1,324
BellSouth Corp.	30,700	1,312
* Qwest Communications International Inc.	56,200	490
* Crown Castle International Corp.	10,500	370
Embarq Corp.	7,458	361
CenturyTel, Inc.	7,975	316
* U.S. Cellular Corp.	3,700	221
Alltel Corp.	3,230	179
* SBA Communications Corp.	6,600	161
Telephone & Data Systems, Inc.	3,000	126
Telephone & Data Systems, Inc. - Special Common Shares	3,000	123
Windstream Corp.	7,139	94
Citizens Communications Co.	937	13

		9,505

Utilities (1.2%)
PG&E Corp.	12,900	537
* AES Corp.	25,200	514
Edison International	11,600	483
Exelon Corp.	7,800	472
Duke Energy Corp.	12,992	392
* Mirant Corp.	13,654	373
Questar Corp.	4,400	360
Wisconsin Energy Corp.	7,500	324
* Allegheny Energy, Inc.	7,911	318
* NRG Energy, Inc.	6,700	304
CenterPoint Energy Inc.	20,000	286
MDU Resources Group, Inc.	12,450	278
TXU Corp.	4,400	275
Energen Corp.	6,500	272
NSTAR	7,900	264
* Sierra Pacific Resources	18,017	258
* Reliant Energy, Inc.	20,800	256
Equitable Resources, Inc.	7,000	245
* CMS Energy Corp.	16,901	244
Aqua America, Inc.	11,100	244
Southern Co.	6,600	227
Southern Union Co.	8,400	222
* Dynegy, Inc.	38,400	213
Northeast Utilities	8,900	207
Dominion Resources, Inc.	2,590	198
SCANA Corp.	1,400	56
FirstEnergy Corp.	700	39
NiSource, Inc.	1,077	23

		7,884

Total Common Stocks
(Cost $180,794)		308,301

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (51.3%)

Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/2012 (3)	1,695	1,826

Arizona (1.7%)
Arizona Transp. Board Highway Rev	5.250%	7/1/2012 (Prere.)	1,965	2,132
Arizona Transp. Board Highway Rev	5.250%	7/1/2017	2,215	2,384
Phoenix AZ Civic Improvement Corp. Water System Rev	5.500%	7/1/2015 (3)	5,525	6,051

				10,567

California (3.3%)
California GO	6.000%	2/1/2016	2,000	2,334
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	9/1/2011 (2)	1,535	1,587
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2014 (2)	4,065	4,488
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2015 (2)	3,000	3,319
California State Econ. Recovery Bonds	5.000%	7/1/2015	2,100	2,288
California State Econ. Recovery Bonds VRDO	3.790%	10/2/2006	1,700	1,700
Central Coast California Water Auth. Rev	6.000%	10/1/2008 (2)	1,000	1,020
Los Angeles CA USD GO	6.000%	7/1/2008 (3)	1,000	1,043
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2021 (2)	3,000	3,214

				20,993

Colorado (2.0%)
Colorado Dept. of Transp. Rev	5.250%	12/15/2013 (2)(Prere.)	3,750	4,120
Colorado Springs CO Util. System Rev	5.375%	11/15/2013	2,775	2,994
Univ. of Colorado Enterprise System Rev	5.000%	6/1/2023 (3)	5,025	5,367

	12,481

District of Columbia (0.8%)
District of Columbia GO	5.400%	6/1/2007 (2)(Prere.)	455	470
District of Columbia GO	5.500%	6/1/2007 (4)	1,490	1,509
District of Columbia Univ. Rev. (George Washington Univ.)	6.000%	9/15/2011 (1)	3,000	3,226

				5,205

Florida (0.4%)
Florida Turnpike Auth. Rev	5.250%	7/1/2009 (3)	485	503
Florida Turnpike Auth. Rev	5.250%	7/1/2010 (3)	825	855
Tampa FL Health System Rev. (Catholic Healthcare East)	5.000%	11/15/2009 (1)	1,000	1,039

				2,397

Georgia (2.0%)
Atlanta GA Airport Fac. Rev	5.750%	1/1/2013 (3)	3,370	3,594
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	3.840%	10/2/2006 (2)	1,600	1,600
Georgia GO	5.500%	7/1/2014	4,000	4,496
Georgia Muni. Electric Power Auth. Rev	6.250%	1/1/2012 (1)	3,000	3,373

				13,063

Hawaii (0.8%)
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	1,870	2,031
Hawaii GO	5.000%	10/1/2024 (1)	3,000	3,181

				5,212

Illinois (1.4%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2012 (3)	2,380	1,951
Illinois GO	5.250%	8/1/2012 (1)	3,700	4,010
Illinois Sales Tax Rev	0.000%	12/15/2016 (2)	5,000	3,304

				9,265

Indiana (0.7%)
Indiana Muni. Power Agency Rev	5.250%	1/1/2015 (1)	4,440	4,803

Louisiana (0.4%)
Louisiana GO	5.500%	5/15/2015 (3)	2,665	2,840

Maryland (1.5%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/2017 (2)	2,240	2,427
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/2018 (2)	2,365	2,557
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/2019 (2)	2,185	2,356
Maryland GO	5.500%	8/1/2008	2,250	2,331

				9,671

Massachusetts (4.1%)
Chelsea MA GO	5.500%	6/15/2011 (2)	740	770
Chelsea MA GO	5.500%	6/15/2012 (2)	735	765
Massachusetts Bay Transp. Auth. Rev	5.125%	3/1/2009 (Prere.)	1,695	1,771
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2022	5,000	5,555
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2025 (1)	2,045	2,411
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2026 (1)	3,500	4,143
Massachusetts GO	5.500%	11/1/2013 (3)	2,000	2,224
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/2012	1,880	2,090
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/2017 (1)	1,000	1,033
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	415	446
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2010	1,365	1,464
Massachusetts Water Resources Auth. Rev	5.250%	8/1/2017 (4)	3,000	3,360

				26,032

Michigan (1.9%)
Detroit MI City School Dist. GO	5.000%	5/1/2011 (3)	3,510	3,712
Mason MI Public School Dist. (School Building & Site) GO	5.250%	5/1/2017 (4)	1,850	2,020
Michigan Building Auth. Rev	5.300%	10/1/2007 (2)(Prere.)	1,250	1,296
Michigan Building Auth. Rev	5.125%	10/15/2008 (Prere.)	3,015	3,109
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	2,110	2,310

				12,447

Mississippi (0.8%)
Mississippi GO	5.500%	12/1/2018	2,750	3,144
Mississippi GO	5.500%	12/1/2019	2,000	2,296

				5,440

Missouri (1.9%)
Curators of the Univ. of Missouri System Fac. Rev	5.000%	11/1/2026	4,410	4,705
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	6.000%	3/1/2010 (Prere.)	4,000	4,342
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2015 (4)	2,965	3,189

				12,236

Nebraska (0.1%)
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	135	139
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	40	41
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	100	103
Nebraska Public Power Dist. Rev	5.250%	1/1/2010 (1)	25	26
Nebraska Public Power Dist. Rev	5.250%	1/1/2011 (1)	50	51

				360

New Jersey (3.3%)
New Jersey GO	5.000%	7/15/2009	3,000	3,116
New Jersey Transp. Corp. COP	5.500%	9/15/2011 (2)	3,000	3,247
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2007 (Prere.)	250	259
New Jersey Transp. Trust Fund Auth. Rev	5.000%	6/15/2008 (Prere.)	1,555	1,593
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	625	696
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	330	368
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	1,440	1,604
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2020 (3)	4,000	4,650
New Jersey Turnpike Auth. Rev	5.500%	1/1/2025 (2)	5,000	5,893

				21,426

New York (4.1%)
Erie County NY GO	6.125%	1/15/2011 (3)	610	672
Hempstead NY GO	5.625%	2/1/2011 (3)	685	696
Huntington NY GO	6.700%	2/1/2010 (3)	375	412
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2009 (2)	2,000	2,118
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2011 (2)	3,000	3,270
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2012 (4)(ETM)	2,000	2,210
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.125%	4/1/2010 (3)(Prere.)	2,110	2,292
New York City NY Transitional Finance Auth. Rev	5.875%	5/1/2010 (Prere.)	3,305	3,597
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2013	2,000	2,183
New York City NY Transitional Finance Auth. Rev. VRDO	3.800%	10/2/2006	1,400	1,400
New York State Dormitory Auth. Rev. (State Univ.)	5.375%	5/15/2007 (2)	400	405
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.100%	7/1/2010 (4)	1,500	1,556
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/2014	4,000	4,356
Suffolk County NY GO	5.000%	4/1/2007 (3)	1,120	1,129

				26,296

North Carolina (0.7%)
North Carolina Eastern Muni. Power Agency Rev	5.125%	1/1/2014	2,400	2,538
North Carolina GO	5.000%	3/1/2020	2,000	2,145

				4,683

Ohio (4.2%)
Butler County OH Transp. Improvement Dist. Rev	6.000%	4/1/2008 (4)(Prere.)	2,250	2,374
Cleveland OH Public Power System Rev	5.000%	11/15/2020 (3)	5,000	5,400
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	3.630%	10/9/2006 (1)	2,182	2,182
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	1,775	1,837
Ohio GO	5.500%	2/1/2019	2,000	2,309
Ohio Higher Educ. GO	5.000%	2/1/2025	1,160	1,233
Ohio State Conservation Projects GO	5.000%	3/1/2017	3,885	4,175
Ohio Water Dev. Auth. PCR	5.000%	6/1/2017	5,000	5,386
Ohio Water Dev. Auth. Rev	6.000%	12/1/2008 (2)	35	35
Univ. of Akron OH General Receipts Rev. VRDO	3.740%	10/9/2006 (3)	2,200	2,200

				27,131

Oklahoma (0.5%)
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2025 (2)	3,000	3,194

Oregon (0.4%)
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	2,400	2,545

Pennsylvania (2.3%)
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.890%	10/2/2006	1,650	1,650
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO	3.720%	10/9/2006	1,000	1,000
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2009 (2)(ETM)	420	439
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2009 (2)	195	204
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)	145	151
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)(ETM)	310	324
Philadelphia PA Airport Parking Auth	5.750%	9/1/2008 (2)	1,150	1,196
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.880%	10/2/2006	100	100
Philadelphia PA School Dist. GO	5.000%	8/1/2020 (2)	3,500	3,742
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/2009 (1)	1,000	1,073
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) VRDO	3.730%	10/9/2006 (2)	5,000	5,000

				14,879

Puerto Rico (1.0%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2014 (3)	2,425	2,678
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)	3,000	3,750

				6,428

South Carolina (2.1%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2026	2,610	2,798
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/2024 (3)	4,000	1,859
South Carolina GO	5.000%	7/1/2008	2,250	2,309
South Carolina Transp. Infrastructure Rev	5.250%	10/1/2013 (2)	5,700	6,252

				13,218

South Dakota (0.2%)
South Dakota Building Auth. Lease Rev	5.250%	12/1/2006 (2)(Prere.)	1,000	1,023

Tennessee (2.0%)
Memphis TN Electric System Rev	5.000%	12/1/2010 (1)	2,300	2,427
Metro. Govt. of Nashville & Davidson County TN Water & Sewer Rev	6.500%	1/1/2009 (3)	2,000	2,126
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2016	7,500	8,088

				12,641

Texas (4.4%)
Austin TX Water & Wastewater System Rev	5.750%	5/15/2010 (1)(Prere.)	2,200	2,362
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	800	816
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	2,925	3,086
Dallas TX Civic Center Refunding & Improvement Rev	4.600%	8/15/2009 (1)	110	113
Dallas TX Civic Center Refunding & Improvement Rev	4.700%	8/15/2010 (1)	815	839
Houston TX Water & Sewer System Rev	0.000%	12/1/2008 (2)	2,750	2,538
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)	5.000%	7/1/2008 (4)	1,645	1,683
San Antonio TX Electric & Gas Rev	5.125%	2/1/2009	1,000	1,035
San Antonio TX Electric & Gas Rev	5.000%	2/1/2021	3,405	3,641
San Antonio TX Muni. Drain Util. System Rev	5.250%	2/1/2027 (1)	3,635	3,922
San Antonio TX Water Rev	6.500%	5/15/2010 (1)(ETM)	75	80
Texas Muni. Power Agency Rev	0.000%	9/1/2010 (2)(ETM)	160	139
Texas Water Dev. Board Rev. VRDO	3.840%	10/2/2006	2,325	2,325
Univ. of Texas Permanent Univ. Fund Rev	5.250%	8/15/2018	4,900	5,504

				28,083

Utah (0.7%)
Salt Lake County UT Building Auth. Lease Rev	5.500%	10/1/2009 (Prere.)	4,340	4,581

Washington (0.8%)
King County WA Library System GO	6.050%	12/1/2006 (Prere.)	1,000	1,004
Port of Seattle WA Rev	5.000%	3/1/2020 (1)	3,000	3,204
Washington GO	6.000%	6/1/2012	1,000	1,118

				5,326

Wisconsin (0.5%)
Wisconsin GO	5.750%	5/1/2011 (Prere.)	1,355	1,480
Wisconsin GO	5.750%	5/1/2011 (Prere.)	1,340	1,463

				2,943

Total Municipal Bonds
(Cost $321,322)				329,235

Total Investments (99.3%)
(Cost $502,116)				637,536

Other Assets and Liabilities—Net (0.7%)				4,316

Net Assets (100%)				$641,852

* Non-income-producing security.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
REIT - Real Estate Investment Trust.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District. VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc. (
11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $502,116,000. Net unrealized appreciation of investment securities for tax purposes was $135,420,000, consisting of unrealized gains of $137,631,000 on securities that had risen in value since their purchase and $2,211,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.2%)

Consumer Discretionary (14.6%)
* NVR, Inc.	16,222	8,679
Phillips-Van Heusen Corp.	167,002	6,976
SCP Pool Corp.	173,572	6,683
Men's Wearhouse, Inc.	171,624	6,386
* Sonic Corp.	279,398	6,317
* Aztar Corp.	118,107	6,261
* Jack in the Box Inc.	115,275	6,015
* Tractor Supply Co.	109,905	5,304
Wolverine World Wide, Inc.	185,122	5,241
Standard Pacific Corp.	213,200	5,010
* The Children's Place Retail Stores, Inc.	72,668	4,653
* Quiksilver, Inc.	372,280	4,523
* Live Nation	219,065	4,473
* The Gymboree Corp.	105,898	4,467
* Panera Bread Co.	76,400	4,450
* Zale Corp.	157,790	4,377
* Guitar Center, Inc.	95,020	4,245
* Tween Brands, Inc.	103,254	3,882
Group 1 Automotive, Inc.	74,419	3,714
Ethan Allen Interiors, Inc.	106,538	3,693
* Select Comfort Corp.	168,264	3,682
Polaris Industries, Inc.	87,800	3,613
Christopher & Banks Corp.	118,639	3,497
* CEC Entertainment Inc.	108,715	3,426
* Rare Hospitality International Inc.	111,090	3,395
* Pinnacle Entertainment, Inc.	120,153	3,379
* LKQ Corp.	151,537	3,329
* Fossil, Inc.	151,220	3,257
Brown Shoe Co., Inc.	90,440	3,241
* The Dress Barn, Inc.	144,534	3,154
Winnebago Industries, Inc.	98,820	3,101
* Hibbett Sporting Goods, Inc.	117,652	3,080
* Meritage Corp.	73,300	3,050
Aaron Rents, Inc. Class B	132,284	3,040
* P.F. Chang's China Bistro, Inc.	87,000	3,020
* Shuffle Master, Inc.	111,429	3,010
ADVO, Inc.	102,531	2,869
* Papa John's International, Inc.	76,809	2,774
IHOP Corp.	59,274	2,747
* Genesco, Inc.	75,978	2,619
K-Swiss, Inc.	85,334	2,565
Stage Stores, Inc.	87,325	2,562
Building Materials Holding Corp.	95,110	2,475
Triarc Cos., Inc. Class B	161,014	2,435
Kellwood Co.	82,997	2,393
La-Z-Boy Inc.	169,944	2,372
* Red Robin Gourmet Burgers, Inc.	50,746	2,340
Sonic Automotive, Inc.	97,919	2,261
Cato Corp. Class A	102,994	2,257
* Ryan's Restaurant Group, Inc.	138,650	2,200
* WMS Industries, Inc.	74,464	2,175
Arbitron Inc.	56,400	2,087
* Interface, Inc.	160,003	2,061
* Keystone Automotive Industries, Inc.	53,600	2,038
Oxford Industries, Inc.	47,220	2,026
* Skechers U.S.A., Inc.	81,860	1,925
Finish Line, Inc.	142,500	1,798
* K2 Inc.	151,782	1,780
* Deckers Outdoor Corp.	35,762	1,692
Landry's Restaurants, Inc.	56,127	1,692
The Stride Rite Corp.	120,011	1,675
* Jos. A. Bank Clothiers, Inc.	55,811	1,672
Lone Star Steakhouse & Saloon, Inc.	59,838	1,662
* Champion Enterprises, Inc.	239,551	1,653
Fred's, Inc.	130,900	1,652
The Marcus Corp.	71,567	1,644
* JAKKS Pacific, Inc.	89,301	1,592
* Hot Topic, Inc.	138,200	1,540
* Steak n Shake Co.	90,120	1,522
* MarineMax, Inc.	58,000	1,476
* O'Charley's Inc.	75,900	1,440
* Fleetwood Enterprises, Inc.	207,230	1,395
Stein Mart, Inc.	89,757	1,365
* Universal Technical Institute Inc.	74,700	1,336
* Jo-Ann Stores, Inc.	79,583	1,331
Pre-Paid Legal Services, Inc.	33,396	1,325
Tuesday Morning Corp.	92,274	1,281
* Vertrue Inc.	32,217	1,267
The Pep Boys (Manny, Moe & Jack)	94,900	1,219
Haverty Furniture Cos., Inc.	74,246	1,184
CPI Corp.	21,420	1,040
* Sturm, Ruger & Co., Inc.	127,300	985
Skyline Corp.	22,597	863
National Presto Industries, Inc.	15,520	858
* Midas Inc.	41,013	848
* Audiovox Corp.	60,455	842
* PetMed Express, Inc.	78,257	817
Triarc Cos., Inc. Class A	43,900	728
* 4Kids Entertainment Inc.	43,793	723
Arctic Cat, Inc.	42,770	710
Bassett Furniture Industries, Inc.	38,780	630
* Russ Berrie and Co., Inc.	39,374	600
Libbey, Inc.	47,452	531
Coachmen Industries, Inc.	48,500	524
* Crocs, Inc.	15,000	509
Standard Motor Products, Inc.	39,600	475
* Ashworth, Inc.	48,404	332
Monaco Coach Corp.	29,550	329
* Hancock Fabrics, Inc.	63,319	182
* Multimedia Games Inc.	1,618	15
* Stamps.com Inc.	82	2
* Radio One, Inc. Class D	127	1

		253,541

Consumer Staples (3.8%)
Corn Products International, Inc.	242,911	7,904
* Hansen Natural Corp.	177,120	5,753
* NBTY, Inc.	180,902	5,295
Delta & Pine Land Co.	116,384	4,714
* Ralcorp Holdings, Inc.	91,400	4,408
Flowers Foods, Inc.	163,207	4,387
* United Natural Foods, Inc.	135,533	4,200
Longs Drug Stores, Inc.	88,931	4,092
Casey's General Stores, Inc.	163,028	3,631
* Hain Celestial Group, Inc.	126,057	3,222
* Playtex Products, Inc.	208,440	2,793
* TreeHouse Foods Inc.	101,491	2,400
Lance, Inc.	99,262	2,186
WD-40 Co.	55,173	1,968
The Great Atlantic & Pacific Tea Co., Inc.	75,300	1,813
* USANA Health Sciences, Inc.	32,491	1,449
J & J Snack Foods Corp.	44,446	1,382
* Performance Food Group Co.	43,518	1,222
* Alliance One International, Inc.	283,726	1,163
Nash-Finch Co.	43,897	1,033
* Spectrum Brands Inc.	116,880	986
* American Italian Pasta Co.	60,980	474
Sanderson Farms, Inc.	300	10

		66,485

Energy (7.5%)
* Helix Energy Solutions Group, Inc.	285,267	9,528
Frontier Oil Corp.	350,920	9,327
* Maverick Tube Corp.	139,716	9,058
* Veritas DGC Inc.	116,729	7,683
Cabot Oil & Gas Corp.	157,511	7,550
* Unit Corp.	149,006	6,850
St. Mary Land & Exploration Co.	173,021	6,352
* TETRA Technologies, Inc.	233,448	5,640
* SEACOR Holdings Inc.	68,307	5,635
* Oceaneering International, Inc.	174,356	5,370
* NS Group Inc.	73,729	4,759
* W-H Energy Services, Inc.	96,549	4,004
* Swift Energy Co.	93,348	3,904
* Lone Star Technologies, Inc.	80,477	3,893
Penn Virginia Corp.	61,092	3,874
* Atwood Oceanics, Inc.	84,300	3,791
Cimarex Energy Co.	106,616	3,752
Massey Energy Co.	177,811	3,723
World Fuel Services Corp.	89,993	3,640
* Hydrill Co.	64,582	3,620
* Stone Energy Corp.	89,404	3,619
Lufkin Industries, Inc.	48,543	2,569
* Bristow Group, Inc.	73,567	2,531
* Dril-Quip, Inc.	36,376	2,462
* Input/Output, Inc.	218,836	2,173
* Petroleum Development Corp.	53,600	2,138
CARBO Ceramics Inc.	51,000	1,838

		129,283

Financials (17.0%)
Public Storage, Inc. REIT	125,136	10,760
Essex Property Trust, Inc. REIT	75,001	9,105
Kilroy Realty Corp. REIT	104,244	7,854
East West Bancorp, Inc.	198,109	7,847
Whitney Holdings Corp.	207,386	7,418
* Philadelphia Consolidated Holding Corp.	182,831	7,273
New Century Financial Corp. REIT	181,926	7,152
Colonial Properties Trust REIT	147,929	7,072
* Investment Technology Group, Inc.	139,951	6,263
First Midwest Bancorp, Inc.	163,306	6,188
The South Financial Group, Inc.	235,313	6,125
Delphi Financial Group, Inc.	139,837	5,577
Umpqua Holdings Corp.	187,441	5,361
* ProAssurance Corp.	107,694	5,307
UCBH Holdings, Inc.	294,697	5,145
Hilb, Rogal and Hamilton Co.	118,576	5,057
Selective Insurance Group	94,651	4,980
Zenith National Insurance Corp.	121,010	4,827
Mid-America Apartment Communities, Inc. REIT	74,400	4,555
United Bankshares, Inc.	120,181	4,473
Chittenden Corp.	152,811	4,384
Downey Financial Corp.	64,309	4,279
Entertainment Properties Trust REIT	85,545	4,219
* Piper Jaffray Cos., Inc.	68,124	4,130
Wintrust Financial Corp.	82,285	4,127
Susquehanna Bancshares, Inc.	168,111	4,109
National Retail Properties REIT	185,180	4,000
Provident Bankshares Corp.	105,698	3,916
Sterling Financial Corp.	120,110	3,895
MAF Bancorp, Inc.	93,204	3,848
Cash America International Inc.	96,785	3,782
LandAmerica Financial Group, Inc.	56,313	3,705
Lexington Corporate Properties Trust REIT	172,974	3,664
Central Pacific Financial Co.	99,263	3,631
EastGroup Properties, Inc. REIT	72,717	3,626
Glacier Bancorp, Inc.	105,483	3,604
R.L.I. Corp.	70,124	3,562
First Republic Bank	81,619	3,474
Republic Bancorp, Inc.	244,469	3,259
Sovran Self Storage, Inc. REIT	58,038	3,224
Boston Private Financial Holdings, Inc.	115,223	3,212
PS Business Parks, Inc. REIT	52,400	3,160
* First Federal Financial Corp.	54,357	3,083
Sterling Bancshares, Inc.	149,068	3,019
First Commonwealth Financial Corp.	225,800	2,942
Fremont General Corp.	209,600	2,932
First BanCorp Puerto Rico	263,440	2,914
Senior Housing Properties Trust REIT	136,230	2,907
Glenborough Realty Trust, Inc. REIT	112,623	2,898
Fidelity Bankshares, Inc.	73,663	2,874
Harbor Florida Bancshares, Inc.	63,971	2,835
Prosperity Bancshares, Inc.	82,717	2,816
Brookline Bancorp, Inc.	201,612	2,772
Infinity Property & Casualty Corp.	65,039	2,675
Acadia Realty Trust REIT	104,174	2,656
TrustCo Bank NY	244,168	2,647
* World Acceptance Corp.	60,102	2,643
PrivateBancorp, Inc.	57,743	2,640
Hanmi Financial Corp.	129,872	2,545
Bank Mutual Corp.	202,400	2,455
Financial Federal Corp.	87,980	2,358
Safety Insurance Group, Inc.	46,653	2,270
Parkway Properties Inc. REIT	46,680	2,170
Community Bank System, Inc.	97,900	2,169
BankAtlantic Bancorp, Inc. Class A	146,817	2,088
Marshall & Ilsley Corp.	42,695	2,057
BankUnited Financial Corp.	70,008	1,825
Flagstar Bancorp, Inc.	119,961	1,745
Anchor Bancorp Wisconsin Inc.	60,471	1,727
LTC Properties, Inc. REIT	66,790	1,620
Presidential Life Corp.	70,845	1,585
* Franklin Bank Corp.	77,291	1,537
Dime Community Bancshares	89,978	1,325
Stewart Information Services Corp.	38,000	1,321
SWS Group, Inc.	52,647	1,310
Independent Bank Corp. (MI)	51,107	1,241
Nara Bancorp, Inc.	66,277	1,212
Irwin Financial Corp.	60,834	1,190
* Tradestation Group Inc.	78,851	1,188
Wilshire Bancorp Inc.	50,200	956
* SCPIE Holdings Inc.	33,367	785
* Portfolio Recovery Associates, Inc.	9,647	423
* Rewards Network Inc.	79,878	389
Inland Real Estate Corp. REIT	5,000	88
Sterling Bancorp	700	14
First Indiana Corp.	88	2
United Fire & Casualty Co.	9	-

		295,997

Health Care (11.5%)
* Cerner Corp.	205,758	9,341
* IDEXX Laboratories Corp.	102,485	9,340
* Respironics, Inc.	237,945	9,187
* ResMed Inc.	221,590	8,919
Cooper Cos., Inc.	139,100	7,442
* Pediatrix Medical Group, Inc.	158,108	7,210
* Sierra Health Services, Inc.	172,041	6,510
Mentor Corp.	127,443	6,422
* Hologic, Inc.	133,550	5,812
* Immucor Inc.	221,983	4,975
* AMERIGROUP Corp.	168,124	4,968
* Healthways, Inc.	111,151	4,957
Owens & Minor, Inc. Holding Co.	128,120	4,214
* Sunrise Senior Living, Inc.	138,620	4,141
* Haemonetics Corp.	86,803	4,062
* American Medical Systems Holdings, Inc.	218,156	4,021
* ArthroCare Corp.	85,657	4,014
* Intermagnetics General Corp.	127,374	3,445
* Dionex Corp.	65,570	3,340
PolyMedica Corp.	75,813	3,246
Alpharma, Inc. Class A	133,380	3,120
* DJ Orthopedics Inc.	74,556	3,096
* Genesis Healthcare Corp.	64,362	3,066
* inVentiv Health, Inc.	95,566	3,061
* PAREXEL International Corp.	89,091	2,948
* Viasys Healthcare Inc.	105,718	2,880
LCA-Vision Inc.	68,244	2,819
* Regeneron Pharmaceuticals, Inc.	176,292	2,766
* United Surgical Partners International, Inc.	107,374	2,666
Medicis Pharmaceutical Corp.	73,568	2,380
Invacare Corp.	98,420	2,315
* Integra LifeSciences Holdings	60,631	2,272
Analogic Corp.	44,254	2,271
* Centene Corp.	137,260	2,257
* AmSurg Corp.	97,775	2,176
Chemed Corp.	67,000	2,161
* ICU Medical, Inc.	47,048	2,140
* Amedisys Inc.	52,494	2,082
* CONMED Corp.	92,194	1,946
* Matria Healthcare, Inc.	69,078	1,920
* Noven Pharmaceuticals, Inc.	77,726	1,875
* SurModics, Inc.	51,804	1,819
* MGI Pharma, Inc.	103,600	1,783
Cambrex Corp.	84,445	1,749
* Biosite Inc.	36,349	1,680
* Greatbatch, Inc.	71,840	1,625
* Odyssey Healthcare, Inc.	113,200	1,605
* Gentiva Health Services, Inc.	88,091	1,448
* Dendrite International, Inc.	142,800	1,397
Datascope Corp.	41,559	1,391
CNS, Inc.	46,495	1,313
Vital Signs, Inc.	21,356	1,209
* Merit Medical Systems, Inc.	88,429	1,201
* Connetics Corp.	110,004	1,199
* Cross Country Healthcare, Inc.	69,180	1,176
* Cyberonics, Inc.	67,040	1,175
* Pharmanet Development Group, Inc.	59,904	1,164
* Enzo Biochem, Inc.	90,701	1,106
* Kensey Nash Corp.	35,790	1,048
Meridian Bioscience Inc.	38,900	915
* Bradley Pharmaceuticals, Inc.	51,530	820
* Savient Pharmaceuticals Inc.	119,916	781
Hooper Holmes, Inc.	217,854	734
* Possis Medical Inc.	56,811	560
* ArQule, Inc.	112,889	475
* BioLase Technology, Inc.	75,718	473
* CryoLife Inc.	72,585	468
* Allscripts Healthcare Solutions, Inc.	15,000	337
* Theragenics Corp.	105,191	303
* Osteotech, Inc.	57,036	233
* Kendle International Inc.	33	1

		198,971

Industrials (18.0%)
Roper Industries Inc.	265,437	11,876
Oshkosh Truck Corp.	225,148	11,363
The Manitowoc Co., Inc.	191,812	8,591
Landstar System, Inc.	189,727	8,101
* Kansas City Southern	246,742	6,739
Acuity Brands, Inc.	146,702	6,660
IDEX Corp.	146,743	6,317
Brady Corp. Class A	173,109	6,087
* URS Corp.	150,934	5,870
JLG Industries, Inc.	292,626	5,797
Watson Wyatt & Co. Holdings	138,614	5,672
* EMCOR Group, Inc.	102,990	5,648
* Gardner Denver Inc.	169,058	5,592
* Armor Holdings, Inc.	96,787	5,549
* Waste Connections, Inc.	142,951	5,419
* Kirby Corp.	172,214	5,395
Belden CDT Inc.	140,822	5,384
* Shaw Group, Inc.	226,149	5,346
CLARCOR Inc.	164,133	5,004
Skywest, Inc.	199,246	4,886
The Toro Co.	115,700	4,879
* United Stationers, Inc.	102,955	4,788
* Moog Inc.	128,880	4,467
* Teledyne Technologies, Inc.	112,197	4,443
Curtiss-Wright Corp.	143,238	4,347
Briggs & Stratton Corp.	156,780	4,319
Lennox International Inc.	188,405	4,314
Regal-Beloit Corp.	97,969	4,262
Mueller Industries Inc.	120,002	4,220
* EGL, Inc.	113,221	4,126
* NCI Building Systems, Inc.	67,549	3,929
Watsco, Inc.	78,487	3,611
Arkansas Best Corp.	82,914	3,568
* Ceradyne, Inc.	86,662	3,561
Forward Air Corp.	102,664	3,397
Kaydon Corp.	91,755	3,397
Woodward Governor Co.	96,653	3,242
* Mobile Mini, Inc.	113,675	3,230
John H. Harland Co.	86,624	3,157
Knight Transportation, Inc.	185,673	3,147
* Hub Group, Inc.	134,286	3,059
Albany International Corp.	96,082	3,057
Heartland Express, Inc.	194,958	3,057
Applied Industrial Technology, Inc.	120,440	2,939
Valmont Industries, Inc.	55,647	2,908
Simpson Manufacturing Co.	105,600	2,854
* Old Dominion Freight Line, Inc.	93,072	2,795
* NCO Group, Inc.	106,423	2,790
Baldor Electric Co.	89,894	2,771
A.O. Smith Corp.	69,707	2,749
* AAR Corp.	115,200	2,746
Watts Water Technologies, Inc.	83,230	2,643
Administaff, Inc.	77,153	2,600
Viad Corp.	73,096	2,588
* Coinstar, Inc.	88,526	2,548
G & K Services, Inc. Class A	69,859	2,545
ABM Industries Inc.	131,380	2,465
* Consolidated Graphics, Inc.	38,767	2,333
* Tetra Tech, Inc.	132,986	2,317
Universal Forest Products, Inc.	46,277	2,270
Healthcare Services Group, Inc.	89,312	2,247
Triumph Group, Inc.	53,022	2,245
* GenCorp, Inc.	174,360	2,239
Barnes Group, Inc.	124,680	2,189
* Heidrick & Struggles International, Inc.	60,474	2,177
* Insituform Technologies Inc. Class A	88,719	2,154
* School Specialty, Inc.	60,965	2,151
* Esterline Technologies Corp.	62,700	2,117
* EnPro Industries, Inc.	67,992	2,044
* Griffon Corp.	82,977	1,981
ElkCorp	63,500	1,724
* Labor Ready, Inc.	106,100	1,690
Tredegar Corp.	91,999	1,540
Robbins & Myers, Inc.	48,100	1,487
Bowne & Co., Inc.	101,100	1,444
Kaman Corp. Class A	78,920	1,421
Apogee Enterprises, Inc.	91,448	1,391
* Spherion Corp.	185,903	1,329
* Astec Industries, Inc.	49,704	1,255
EDO Corp.	49,715	1,137
Lindsay Manufacturing Co.	38,138	1,096
Standex International Corp.	38,322	1,068
Cubic Corp.	51,223	1,003
* Frontier Airlines Holdings, Inc.	119,440	985
Central Parking Corp.	58,878	972
* Volt Information Sciences Inc.	27,115	964
* Mesa Air Group Inc.	118,457	919
CDI Corp.	41,683	863
* On Assignment, Inc.	85,282	837
Vicor Corp.	63,961	738
Wabash National Corp.	51,800	709
Lawson Products, Inc.	15,216	638
The Standard Register Co.	45,062	595
C & D Technologies, Inc.	80,600	572
Angelica Corp.	31,034	528
* Lydall, Inc.	53,640	477
* Magnatek, Inc.	97,886	339
* Wolverine Tube, Inc.	49,000	148

		313,147

Information Technology (16.5%)
* Trimble Navigation Ltd.	179,015	8,428
Global Payments Inc.	188,706	8,305
* Varian Semiconductor Equipment Associates, Inc.	186,973	6,862
* Hyperion Solutions Corp.	194,212	6,696
* THQ Inc.	211,036	6,156
Anixter International Inc.	108,093	6,104
* FLIR Systems, Inc.	222,480	6,043
* Benchmark Electronics, Inc.	210,233	5,651
FactSet Research Systems Inc.	115,528	5,611
* ANSYS, Inc.	124,992	5,522
* CACI International, Inc.	97,046	5,339
* MICROS Systems, Inc.	101,288	4,955
* WebEx Communications, Inc.	121,999	4,760
* Avid Technology, Inc.	130,584	4,756
* Cymer, Inc.	107,656	4,727
* FileNet Corp.	135,398	4,716
* Itron, Inc.	83,153	4,640
* j2 Global Communications, Inc.	162,266	4,409
* Microsemi Corp.	230,001	4,336
Technitrol, Inc.	129,971	3,880
* Global Imaging Systems, Inc.	171,188	3,778
* eFunds Corp.	152,256	3,682
* ATMI, Inc.	121,246	3,525
* Rogers Corp.	56,966	3,518
* Coherent, Inc.	101,151	3,506
* Internet Security Systems, Inc.	126,079	3,500
* Progress Software Corp.	134,406	3,495
* Kronos, Inc.	102,276	3,487
* Websense, Inc.	157,280	3,399
* Take-Two Interactive Software, Inc.	236,850	3,377
* Brooks Automation, Inc.	243,813	3,182
* Digital Insight Corp.	97,522	2,859
* Komag, Inc.	88,000	2,812
* Diodes Inc.	62,947	2,717
* ScanSource, Inc.	84,000	2,548
* Littelfuse, Inc.	73,341	2,545
Talx Corp.	101,922	2,499
* Paxar Corp.	124,616	2,490
United Online, Inc.	201,961	2,460
* Aeroflex, Inc.	234,755	2,413
Daktronics, Inc.	116,480	2,410
* Comtech Telecommunications Corp.	70,541	2,362
* Axcelis Technologies, Inc.	331,914	2,343
* Epicor Software Corp.	175,844	2,305
* NETGEAR, Inc.	109,076	2,246
* DSP Group Inc.	98,202	2,244
Black Box Corp.	57,406	2,234
* Brightpoint, Inc.	153,106	2,177
* Manhattan Associates, Inc.	89,702	2,165
* Cabot Microelectronics Corp.	74,775	2,155
* Keane, Inc.	147,423	2,124
Quality Systems, Inc.	54,140	2,100
Park Electrochemical Corp.	66,136	2,095
* Standard Microsystem Corp.	72,625	2,064
* Synaptics Inc.	82,152	2,002
* ManTech International Corp.	59,211	1,955
Gevity HR, Inc.	85,599	1,950
* Electro Scientific Industries, Inc.	94,228	1,941
* Photronics Inc.	136,520	1,929
* Open Solutions Inc.	66,947	1,929
* Sykes Enterprises, Inc.	94,013	1,913
* ViaSat, Inc.	75,317	1,889
* MRO Software Inc.	72,973	1,873
* Veeco Instruments, Inc.	92,783	1,870
MTS Systems Corp.	57,296	1,853
* Harmonic, Inc.	242,510	1,782
* InfoSpace, Inc.	95,099	1,754
* Advanced Energy Industries, Inc.	102,196	1,741
* FEI Co.	81,505	1,721
* Hutchinson Technology, Inc.	81,562	1,715
MAXIMUS, Inc.	65,020	1,697
* Adaptec, Inc.	374,717	1,653
* Altiris, Inc.	77,918	1,643
* Kulicke & Soffa Industries, Inc.	184,947	1,635
* Supertex, Inc.	42,046	1,634
* Insight Enterprises, Inc.	78,674	1,621
CTS Corp.	116,014	1,599
* Exar Corp.	117,044	1,556
Inter-Tel, Inc.	69,637	1,504
* SPSS, Inc.	59,954	1,495
* JDA Software Group, Inc.	96,059	1,481
* RadiSys Corp.	69,241	1,471
* Rudolph Technologies, Inc.	76,728	1,406
* C-COR Inc.	157,907	1,355
Cognex Corp.	53,300	1,346
Cohu, Inc.	74,228	1,323
* Actel Corp.	82,761	1,287
* Checkpoint Systems, Inc.	75,700	1,250
Bel Fuse, Inc. Class B	38,868	1,247
* Sonic Solutions, Inc.	80,480	1,227
* Symmetricom Inc.	151,386	1,222
* LoJack Corp.	60,655	1,188
* Secure Computing Corp.	183,796	1,163
* Ciber, Inc.	170,646	1,131
* Gerber Scientific, Inc.	74,742	1,120
Agilysys, Inc.	74,900	1,052
* Digi International, Inc.	76,920	1,038
* Ultratech, Inc.	76,520	1,019
* Radiant Systems, Inc.	80,170	968
* Novatel Wireless, Inc.	97,052	935
* MapInfo Corp.	70,062	899
* Neoware Systems, Inc.	65,429	889
* Blue Coat Systems, Inc.	47,631	858
* Pericom Semiconductor Corp.	85,815	837
* Mercury Computer Systems, Inc.	69,177	820
* Ditech Networks Inc.	105,906	817
* Photon Dynamics, Inc.	56,325	747
* PC-Tel, Inc.	68,659	721
* Kopin Corp.	212,013	710
* Napster, Inc.	145,677	622
Keithley Instruments Inc.	48,000	612
* Planar Systems, Inc.	52,279	593
* Captaris Inc.	94,943	556
* Bell Microproducts Inc.	98,965	514
* Carreker Corp.	73,713	453
* Tollgrade Communications, Inc.	43,598	390
Methode Electronics, Inc. Class A	39,886	379
* Phoenix Technologies Ltd.	82,600	355
X-Rite Inc.	31,900	343
* Network Equipment Technologies, Inc.	81,500	336
* Catapult Communications Corp.	9,159	77
* Miva Inc.	11,179	37
* EPIQ Systems, Inc.	1,600	24

		287,384

Materials (6.0%)
Carpenter Technology Corp.	77,461	8,328
Commercial Metals Co.	352,548	7,167
AptarGroup Inc.	115,056	5,854
Florida Rock Industries, Inc.	147,579	5,713
Reliance Steel & Aluminum Co.	171,550	5,514
* Aleris International Inc.	101,919	5,151
* Chaparral Steel Co.	149,812	5,103
Cleveland-Cliffs Inc.	131,116	4,997
H.B. Fuller Co.	190,902	4,475
* OM Group, Inc.	95,350	4,190
* RTI International Metals, Inc.	74,672	3,254
Quanex Corp.	95,623	2,902
Georgia Gulf Corp.	105,600	2,896
Texas Industries, Inc.	55,232	2,875
MacDermid, Inc.	82,570	2,693
* Century Aluminum Co.	73,689	2,480
* PolyOne Corp.	290,460	2,420
Wausau Paper Corp.	167,622	2,263
A. Schulman Inc.	95,766	2,251
Arch Chemicals, Inc.	78,769	2,241
Rock-Tenn Co.	103,354	2,046
Deltic Timber Corp.	40,649	1,937
Ryerson Tull, Inc.	84,271	1,845
AMCOL International Corp.	71,609	1,784
Tronox Inc. Class B	135,540	1,731
Neenah Paper Inc.	48,689	1,667
Myers Industries, Inc.	97,240	1,653
* Brush Engineered Materials Inc.	63,797	1,587
A.M. Castle & Co.	38,855	1,043
Schweitzer-Mauduit International, Inc.	51,000	968
* Buckeye Technology, Inc.	113,600	966
Chesapeake Corp. of Virginia	65,620	939
* Caraustar Industries, Inc.	96,056	766
Steel Technologies, Inc.	36,730	721
Quaker Chemical Corp.	32,454	631
* Omnova Solutions Inc.	130,418	545
Penford Corp.	29,722	450
Wellman, Inc.	101,203	404
* Pope & Talbot, Inc.	54,400	313
* Material Sciences Corp.	16,100	160
* Headwaters Inc.	2,693	63

		104,986

Telecommunication Services (0.3%)
Commonwealth Telephone Enterprises, Inc.	70,437	2,904
* General Communication, Inc.	153,257	1,899

		4,803

Utilities (5.0%)
Energen Corp.	239,562	10,030
Southern Union Co.	321,168	8,482
UGI Corp. Holding Co.	336,734	8,233
Atmos Energy Corp.	254,345	7,262
Piedmont Natural Gas, Inc.	245,407	6,211
Cleco Corp.	182,811	4,614
New Jersey Resources Corp.	91,068	4,490
Southwest Gas Corp.	129,586	4,318
ALLETE, Inc.	98,789	4,292
UniSource Energy Corp.	114,050	3,801
Avista Corp.	157,166	3,722
* El Paso Electric Co.	158,000	3,530
Northwest Natural Gas Co.	89,702	3,523
South Jersey Industries, Inc.	95,220	2,848
UIL Holdings Corp.	74,766	2,804
CH Energy Group, Inc.	44,412	2,286
The Laclede Group, Inc.	69,655	2,235
American States Water Co.	55,313	2,116
Cascade Natural Gas Corp.	37,931	990
Central Vermont Public Service Corp.	35,519	785
Green Mountain Power Corp.	17,319	578

		87,150

Total Investments (100.2%)
(Cost $1,096,606)		1,741,747

Other Assets and Liabilities—Net (-0.2%)		(3,209)

Net Assets (100%)		1,738,538

* Non-income-producing security.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2006, the cost of investment securities for tax purposes was $1,096,606,000. Net unrealized appreciation of investment securities for tax purposes was $645,141,000, consisting of unrealized gains of $647,930,000 on securities that had risen in value since their purchase and $2,789,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.0%)

Australia (5.1%)
BHP Billiton Ltd.	501,862	9,526
National Australia Bank Ltd.	234,699	6,419
Commonwealth Bank of Australia	187,216	6,388
Australia & New Zealand Bank Group Ltd.	268,622	5,376
Westpac Banking Corp., Ltd.	269,131	4,558
Woolworths Ltd.	174,331	2,634
Rio Tinto Ltd.	42,567	2,222
QBE Insurance Group Ltd.	121,225	2,214
Woodside Petroleum Ltd.	70,762	2,071
Coles Myer Ltd.	181,617	1,949
Macquarie Bank Ltd.	37,290	1,925
AMP Ltd.	281,670	1,878
Foster's Group Ltd.	316,506	1,519
Wesfarmers Ltd.	58,299	1,519
Brambles Industries Ltd.	152,274	1,448
Rinker Group Ltd.	139,976	1,443
Suncorp-Metway Ltd.	87,933	1,439
Australian Gas Light Co., Ltd.	73,351	1,174
CSL Ltd.	28,470	1,145
Insurance Australia Group Ltd.	252,029	992
Tabcorp Holdings Ltd.	83,229	971
Telstra Corp. Ltd.	345,979	956
Toll Holdings Ltd.	83,219	954
Newcrest Mining Ltd.	54,301	909
Alumina Ltd.	190,549	877
Orica Ltd.	50,530	846
Australian Stock Exchange Ltd.	34,270	830
Amcor Ltd.	149,478	829
Santos Ltd.	96,049	800
Transurban Group	135,515	738
Lend Lease Corp.	61,161	730
Zinifex Ltd.	83,334	729
AXA Asia Pacific Holdings Ltd.	149,089	723
Origin Energy Ltd.	135,528	673
Aristocrat Leisure Ltd.	63,633	669
Babcock & Brown Ltd.	41,689	626
BlueScope Steel Ltd.	119,105	576
Boral Ltd.	106,200	573
John Fairfax Holdings Ltd.	171,380	540
Qantas Airways Ltd.	181,892	531
Coca-Cola Amatil Ltd.	101,731	508
James Hardie Industries NV	90,006	500
Computershare Ltd.	84,555	486
Caltex Australia Ltd.	27,021	482
Mayne Pharma Ltd.	142,915	458
Sonic Healthcare Ltd.	46,476	457
Perpetual Trustees Australia Ltd.	8,173	445
CSR Ltd.	184,450	410
Leighton Holdings Ltd.	27,561	397
Alinta Ltd.	46,180	393
Cochlear Ltd.	9,870	390
Lion Nathan Ltd.	62,429	377
Billabong International Ltd.	34,342	375
OneSteel Ltd.	119,415	374
Publishing & Broadcasting Ltd.	26,140	363
WorleyParsons Ltd.	28,548	358
Goodman Fielder Ltd.	210,095	339
Macquarie Airports Group	146,209	335
Macquarie Communications Infrastructure Group	72,283	334
DCA Group Ltd.	129,777	332
Symbion Health Ltd.	127,786	325
ABC Learning Centres Ltd.	69,387	324
Harvey Norman Holdings Ltd.	120,957	319
Paperlinx Ltd.	107,186	308
Downer EDI Ltd.	68,785	308
* Paladin Resources Ltd.	85,992	304
Unitab Ltd.	26,060	290
Iluka Resources Ltd.	51,403	272
Tattersall's Ltd.	100,000	267
Ansell Ltd.	32,961	260
APN News & Media Ltd.	65,745	249
Challenger Financial Services Group Ltd.	95,966	248
Pacific Brands Ltd.	123,807	234
Futuris Corp., Ltd.	142,555	216

		84,956

Austria (0.5%)
Erste Bank der Oesterreichischen Sparkassen AG	27,916	1,735
Telekom Austria AG	54,398	1,370
OMV AG	25,263	1,309
Raiffeisen International Bank-Holding AG	6,156	655
Voestalpine AG	14,740	609
* Meinl European Land Ltd.	25,760	561
Oesterreichische Elektrizitaetswirtschafts AG Class A	11,120	537
Boehler-Uddeholm AG	8,323	468
Wienerberger AG	8,576	405
Wiener Staedtische Allgemeine Versicherung AG	5,196	326
Andritz AG	1,697	259
Mayr-Melnhof Karton AG	1,375	236
Flughafen Wien AG	1,602	133
* RHI AG	1,970	77
* BETandWIN.com Interactive Entertainment AG	1,916	50

		8,730

Belgium (1.2%)
Fortis Group	164,850	6,680
KBC Bank & Verzekerings Holding	26,759	2,814
Dexia	86,062	2,226
InBev	26,161	1,439
Solvay SA	9,988	1,291
Belgacom SA	25,834	1,006
Delhaize Group	11,051	927
UCB SA	12,400	787
Umicore	3,910	577
Colruyt NV	2,880	491
Mobistar SA	5,608	464
Agfa Gevaert NV	17,828	422
Cofinimmo	1,641	311
Bekaert NV	2,850	280
D'Ieteren SA	662	221
Compagnie Maritime Belge SA	5,885	200
Euronav SA	6,069	197
Omega Pharma SA	2,311	133
Barco NV	1,397	128

		20,594

Denmark (0.8%)
Danske Bank A/S	61,173	2,402
Novo Nordisk A/S B Shares	32,294	2,400
AP Moller-Maersk A/S	160	1,368
* Vestas Wind Systems A/S	28,705	764
Danisco A/S	7,329	594
DSV, De Sammensluttede Vognmaend A/S	3,300	576
Novozymes A/S	7,424	565
GN Store Nord A/S	32,367	495
* Topdanmark A/S	3,200	441
* Jyske Bank A/S	7,335	422
* William Demant A/S	5,500	421
Coloplast A/S B Shares	5,050	405
Carlsberg A/S B Shares	3,656	307
Trygvesta AS	5,107	304
D/S Torm A/S	4,935	255
H. Lundbeck A/S	10,918	254
Codan A/S	3,556	252
FLS Industries A/S B Shares	5,099	236
Sydbank A/S	5,520	203
Bang & Olufsen A/S B Shares	1,709	183
NKT Holding A/S	2,140	162
East Asiatic Co. A/S	1,950	91

		13,100

Finland (1.4%)
Nokia Oyj	531,776	10,465
Fortum Oyj	66,615	1,774
UPM-Kymmene Oyj	74,132	1,756
Stora Enso Oyj R Shares	84,345	1,274
Sampo Oyj A Shares	60,972	1,268
Metso Oyj	16,540	608
Kone Oyj	11,930	578
Neste Oil Oyj	19,581	570
Elisa Oyj Class A	23,843	525
Outokumpu Oyj A Shares	19,200	489
YIT Oyj	19,962	462
Kesko Oyj	10,860	456
Rautaruuki Oyj	15,570	446
Wartsila Oyj B Shares	10,675	432
Nokian Renkaat Oyj	20,190	362
TietoEnator Oyj B Shares	12,255	360
OKO Bank (Osuuspankkien Keskuspankki Oyj)	20,639	328
* Orion Oyj	16,900	321
Amer Group Ltd.	13,971	313
Uponor Oyj	11,190	302
Cargotec Corp.	6,897	291
KCI Konecranes Oyj	12,800	242
SanomaWSOY Oyj	4,602	118

		23,740

France (9.7%)
Total SA	319,486	20,934
Sanofi-Aventis	146,786	13,037
BNP Paribas SA	120,177	12,902
AXA	242,302	8,919
Societe Generale Class A	50,496	8,014
Suez SA	148,941	6,537
Vivendi SA	161,473	5,809
Carrefour SA	85,762	5,407
Groupe Danone	34,495	4,833
France Telecom SA	205,359	4,718
L'Oreal SA	40,876	4,142
Credit Agricole SA	86,870	3,805
Schneider Electric SA	32,991	3,670
L'Air Liquide SA (Registered)	17,688	3,604
LVMH Louis Vuitton Moet Hennessy	34,690	3,564
Vinci SA	31,476	3,496
Cie. de St. Gobain SA	45,229	3,276
Renault SA	27,450	3,141
Lafarge SA	22,304	2,874
Veolia Environnement	40,278	2,425
Alcatel SA	192,295	2,343
Pernod Ricard SA	10,988	2,283
Accor SA	27,625	1,878
STMicroelectronics NV	103,522	1,787
Bouygues SA	31,389	1,674
Pinault-Printemps-Redoute SA	10,268	1,520
Essilor International SA	14,782	1,511
Unibail Co.	7,109	1,492
Compagnie Generale des Etablissements Michelin SA	20,080	1,470
* Alstom	15,828	1,430
Euronext NV	13,689	1,328
PSA Peugeot Citroen	22,843	1,287
Lagardere S.C.A	16,668	1,200
Vallourec SA	4,781	1,113
Cap Gemini SA	18,991	1,004
Gaz de France	25,083	997
Sodexho Alliance SA	13,812	763
Hermes International	8,175	754
Technip SA	12,213	695
Publicis Groupe SA	17,601	693
CNP Assurances	6,808	659
Neopost SA	5,359	640
Air France	20,841	626
Klepierre	3,933	588
PagesJaunes SA	20,708	588
* Atos Origin SA	10,696	588
Societe Television Francaise 1	17,999	575
Etablissements Economiques du Casino Guichard-Perrachon SA	6,794	546
Thomson SA	33,816	532
Safran SA	23,793	480
Valeo SA	13,274	472
Thales SA	10,538	467
Dassault Systemes SA	7,746	434
* Business Objects SA	11,025	374
Gecina SA	2,771	369
Zodiac SA	5,969	354
Imerys SA	3,620	302
Societe des Autoroutes Paris-Rhin-Rhone	2,916	217
Societe BIC SA	3,486	217
M6 Metropole Television	5,568	171
SCOR SA	70,384	171

		161,699

Germany (7.1%)
E.On AG	90,560	10,728
Siemens AG	119,885	10,421
Allianz AG	58,424	10,078
Deutsche Bank AG	75,278	9,044
DaimlerChrysler AG (Registered)	132,842	6,617
SAP AG	32,325	6,394
BASF AG	74,850	5,979
RWE AG	62,975	5,795
Deutsche Telekom AG	335,232	5,317
Bayer AG	104,395	5,312
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	28,812	4,542
Commerzbank AG	89,445	3,003
Deutsche Post AG	106,071	2,780
Deutsche Boerse AG	15,921	2,387
Continental AG	19,969	2,309
Volkswagen AG	25,405	2,160
ThyssenKrupp AG	53,630	1,800
Man AG	19,092	1,611
Linde AG	15,575	1,464
Adidas AG	31,066	1,459
Metro AG	22,352	1,303
Porsche AG	1,232	1,274
Hypo Real Estate Holding AG	19,673	1,225
Fresenius Medical Care AG	9,342	1,210
* Infineon Technologies AG	100,900	1,193
Henkel KGaA	8,335	1,157
Volkswagen AG Pfd.	16,019	945
Deutsche Lufthansa AG	38,780	819
TUI AG	36,212	746
Puma AG	2,048	697
Deutsche Postbank AG	9,067	687
Merck KGaA	6,356	672
Celesio AG	12,617	657
Altana AG	11,131	613
IVG Immobilien AG	16,225	585
Hochtief AG	7,994	499
Beiersdorf AG	9,144	486
RWE AG Pfd.	5,800	485
Rheinmetall AG	6,594	478
Wincor Nixdorf AG	2,903	421
* Qiagen NV	25,272	395
Salzgitter AG	4,175	391
Heidelberger Druckmaschinen AG	9,407	387
Solarworld AG	6,920	379
Suedzucker AG	14,292	352
Douglas Holding AG	6,424	300
ProSieben Sat.1 Media AG	10,486	290
Bilfinger Berger AG	4,886	289
MLP AG	12,451	278
* Karstadt Quelle AG	8,709	206
* Premier AG	4,227	56

		118,675

Greece (0.6%)
National Bank of Greece SA	54,616	2,354
Alpha Credit Bank SA	50,321	1,342
* Hellenic Telecommunication Organization SA	49,302	1,206
Greek Organization of Football Prognostics	31,652	1,064
EFG Eurobank Ergasias	28,776	880
Bank of Piraeus	28,968	749
Cosmote Mobile Communications SA	20,390	489
Coca-Cola Hellenic Bottling Co. SA	13,817	475
Public Power Corp.	18,490	445
Titan Cement Co. SA	6,400	303
Hellenic Technodomiki Tev SA	28,696	280
Hellenic Petroleum SA	18,750	224
Hellenic Exchanges SA	11,100	176
Germanos SA	7,280	173
Viohalco, Hellenic Copper & Aluminum Industry SA	12,610	128
* Intracom SA	17,180	110
Technical Olympic SA	16,350	55
Motor Oil (Hellas) Corinth Refineries SA	1,840	47
Folli-Follie SA	1,400	41

		10,541

Hong Kong (1.8%)
Hutchison Whampoa Ltd.	304,512	2,686
Cheung Kong Holdings Ltd.	227,500	2,439
Sun Hung Kai Properties Ltd.	205,064	2,236
CLP Holdings Ltd.	263,232	1,594
Hang Seng Bank Ltd.	119,043	1,504
Swire Pacific Ltd. A Shares	141,698	1,479
Boc Hong Kong Holdings Ltd.	575,000	1,291
Hong Kong Exchanges & Clearing Ltd.	167,000	1,216
Esprit Holdings Ltd.	129,572	1,181
Hong Kong & China Gas Co., Ltd.	502,177	1,176
* Foxconn International Holdings Ltd.	338,000	1,039
Bank of East Asia Ltd.	208,149	949
Hong Kong Electric Holdings Ltd.	188,600	882
Li & Fung Ltd.	330,835	821
New World Development Co., Ltd.	435,750	748
Wharf Holdings Ltd.	209,215	716
Henderson Land Development Co. Ltd.	123,006	690
Hang Lung Properties Ltd.	316,700	676
* Hutchison Telecommunications International Ltd.	262,000	464
Sino Land Co.	255,000	451
MTR Corp.	179,500	450
PCCW Ltd.	687,000	420
Kingboard Chemical Holdings Ltd.	113,000	406
Cathay Pacific Airways Ltd.	184,170	377
Kerry Properties Ltd.	101,500	371
Hysan Development Co., Ltd.	139,000	356
Wing Hang Bank Ltd.	34,500	337
Yue Yuen Industrial (Holdings) Ltd.	107,000	332
Hopewell Holdings Ltd.	114,000	325
Techtronic Industries Co., Ltd.	209,000	308
Shangri-La Asia Ltd.	117,059	260
Shun Tak Holdings Ltd.	216,000	254
ASM Pacific Technology Ltd.	46,500	244
Cheung Kong Infrastructure Holdings Ltd.	59,000	180
Johnson Electric Holdings Ltd.	200,998	176
Television Broadcasts Ltd.	29,000	156
Texwinca Holdings Ltd.	224,000	146
Melco International Development Corp.	55,000	118
Solomon Systech International Ltd.	596,000	104
Orient Overseas International Ltd.	25,300	103
Giordano International Ltd.	129,000	63

		29,724

Ireland (0.8%)
Allied Irish Banks PLC	128,970	3,443
Bank of Ireland	132,918	2,585
CRH PLC	73,975	2,497
* Elan Corp. PLC	65,378	1,007
Irish Life & Permanent PLC	37,932	949
Kerry Group PLC A Shares	22,696	538
C&C Group PLC	33,403	453
* Ryanair Holdings PLC	40,861	438
* Grafton Group PLC	31,283	412
IAWS Group PLC	19,285	358
Independent News & Media PLC	113,866	343
Kingspan Group PLC	13,404	276
DCC PLC	9,780	244
Paddy Power PLC	9,665	181
Fyffes PLC	33,722	65
Greencore Group PLC	13,017	64

		13,853

Italy (3.8%)
ENI SpA	374,798	11,125
Unicredito Italiano SpA	1,122,158	9,303
ENEL SpA	630,106	5,746
Assicurazioni Generali SpA	133,811	4,996
Telecom Italia SpA	1,579,226	4,474
Banca Intesa SpA	567,912	3,730
San Paolo-IMI SpA	153,031	3,232
Telecom Italia SpA RNC	908,622	2,185
Capitalia SpA	244,117	2,018
Mediobanca Banca di Credito Finanziaria SpA	68,374	1,490
* Fiat SpA	86,448	1,376
Banco Popolare di Verona e Novara Scarl SpA	49,779	1,374
Banche Popolari Unite Scarl SpA	46,271	1,244
Mediaset SpA	112,546	1,208
Autostrade SpA	37,226	1,102
Banca Monte dei Paschi di Siena SpA	176,353	1,068
Banca Intesa SpA Non Convertible Risp	150,274	919
Finmeccanica SpA	38,416	857
Banca Popolare di Milano SpA	59,693	788
Alleanza Assicurazioni SpA	67,382	787
Snam Rete Gas SpA	160,036	776
Terna SpA	206,837	602
Luxottica Group SpA	17,005	501
Pirelli & C. Accomandita per Azioni SpA	455,714	391
Mediolanum SpA	48,618	361
Autogrill SpA	22,056	351
Fondiaria - Sai SpA	7,086	310
Lottomatica SpA	7,207	272
Compagnia Assicuratrice Unipol SpA	84,705	251
Seat Pagine Gialle SpA	457,790	229
Mondadori (Arnoldo) Editore SpA	24,410	226
Italcementi SpA	8,752	221
Gruppo Editoriale L'Espresso SpA	38,823	198
Bulgari SpA	13,389	170
Benetton Group SpA	4,600	79
* Tiscali SpA	17,212	49
Autostrade SpA Rights	35,565	-
* Parmalat Finanziaria SpA	34,147	-

		64,009

Japan (23.7%)
Toyota Motor Corp.	415,887	22,643
Mitsubishi UFJ Financial Group	1,245	16,023
Mizuho Financial Group, Inc.	1,389	10,790
Sumitomo Mitsui Financial Group, Inc.	892	9,376
Canon, Inc.	155,533	8,132
Takeda Pharmaceutical Co. Ltd.	128,894	8,058
Honda Motor Co., Ltd.	227,500	7,650
Matsushita Electric Industrial Co., Ltd.	286,153	6,054
Tokyo Electric Power Co.	179,570	5,173
Sony Corp.	124,500	5,031
Nomura Holdings Inc.	260,200	4,583
Seven and I Holdings Co., Ltd.	120,520	3,885
Millea Holdings, Inc.	108,500	3,772
Mitsubishi Estate Co., Ltd.	172,000	3,764
Nippon Telegraph and Telephone Corp.	766	3,747
Nissan Motor Co., Ltd.	333,600	3,737
Mitsubishi Corp.	197,150	3,715
Nippon Steel Corp.	899,000	3,703
Shin-Etsu Chemical Co., Ltd.	57,200	3,655
East Japan Railway Co.	491	3,436
NTT DoCoMo, Inc.	2,165	3,337
JFE Holdings, Inc.	82,600	3,242
Astellas Pharma Inc.	80,414	3,239
Nintendo Co.	14,900	3,074
Daiichi Sankyo Co., Ltd.	108,063	3,062
Mitsui & Co., Ltd.	231,000	2,946
Hitachi Ltd.	502,000	2,925
Mitsui Fudosan Co., Ltd.	126,000	2,867
Denso Corp.	78,700	2,772
Toshiba Corp.	418,000	2,714
Fuji Photo Film Co., Ltd.	73,000	2,663
Kansai Electric Power Co., Inc.	114,850	2,649
Chubu Electric Power Co.	98,900	2,573
Sharp Corp.	149,000	2,558
T & D Holdings, Inc.	35,250	2,555
Japan Tobacco, Inc.	656	2,555
Central Japan Railway Co.	235	2,506
Komatsu Ltd.	134,000	2,320
Fujitsu Ltd.	281,000	2,320
Sumitomo Metal Industries Ltd.	600,000	2,304
Softbank Corp.	110,900	2,297
Mitsubishi Electric Corp.	271,000	2,286
KDDI Corp.	365	2,280
Mitsui Sumitomo Insurance Co.	177,880	2,229
Hoya Corp.	58,100	2,192
Aeon Co., Ltd.	86,573	2,126
Kyocera Corp.	24,700	2,115
Fanuc Co., Ltd.	26,900	2,101
Resona Holdings Inc.	689	2,070
Daiwa Securities Group Inc.	175,000	2,048
Murata Manufacturing Co., Ltd.	29,400	2,045
Ricoh Co.	101,000	2,011
Sumitomo Corp.	158,000	1,977
Sumitomo Trust & Banking Co., Ltd.	186,000	1,952
Mitsubishi Heavy Industries Ltd.	468,000	1,940
Kao Corp.	70,401	1,878
Bridgestone Corp.	91,631	1,856
Itochu Corp.	230,000	1,785
Asahi Glass Co., Ltd.	143,035	1,765
Eisai Co., Ltd.	36,400	1,763
Tokyo Gas Co., Ltd.	346,000	1,736
Sumitomo Realty & Development Co.	58,000	1,707
NEC Corp.	307,400	1,685
Tokyo Electron Ltd.	22,200	1,642
Sompo Japan Insurance Inc.	120,000	1,574
Kirin Brewery Co., Ltd.	116,000	1,551
Rohm Co., Ltd.	16,100	1,500
Dai-Nippon Printing Co., Ltd.	97,000	1,497
Sumitomo Chemical Co.	199,000	1,486
Nikko Securities Co., Ltd.	127,087	1,478
Tohoku Electric Power Co.	66,300	1,451
Daiwa House Industry Co., Ltd.	83,000	1,437
Sumitomo Electric Industries Ltd.	106,000	1,434
Nippon Oil Corp.	192,000	1,418
Nitto Denko Corp.	23,300	1,381
Kyushu Electric Power Co., Inc.	58,300	1,378
Keyence Corp.	5,871	1,352
Secom Co., Ltd.	27,000	1,339
TDK Corp.	16,400	1,314
Toray Industries, Inc.	172,000	1,296
Shinsei Bank, Ltd.	211,091	1,289
Yamada Denki Co., Ltd.	12,600	1,266
Asahi Kasei Corp.	193,000	1,238
Bank of Yokohama Ltd.	155,000	1,224
Advantest Corp.	24,000	1,197
Kubota Corp.	144,000	1,183
Nidec Corp.	15,600	1,177
West Japan Railway Co.	271	1,158
Sekisui House Ltd.	75,859	1,149
SMC Corp.	8,600	1,140
Kobe Steel Ltd.	361,000	1,135
Credit Saison Co., Ltd.	26,200	1,105
Sumitomo Metal Mining Co.	84,000	1,104
Marubeni Corp.	219,000	1,092
Ibiden Co., Ltd.	20,600	1,089
Daikin Industries Ltd.	35,900	1,064
* Inpex Holdings, Inc.	131	1,041
Chiba Bank Ltd.	114,000	1,018
Mitsui OSK Lines Ltd.	136,000	1,008
Shizuoka Bank Ltd.	92,000	1,001
Osaka Gas Co., Ltd.	282,000	985
NTT Data Corp.	210	971
Terumo Corp.	25,300	960
Chugai Pharmaceutical Co., Ltd.	43,500	937
Mitsubishi Chemical Holdings Corp.	148,500	931
Shiseido Co., Ltd.	46,000	919
Ajinomoto Co., Inc.	85,000	916
Omron Corp.	37,200	913
Toppan Printing Co., Ltd.	82,000	909
Electric Power Development Co., Ltd.	25,240	901
Aisin Seiki Co., Ltd.	30,700	899
Nippon Mining Holdings Inc.	126,500	897
Tokyu Corp.	130,000	895
Hankyu Corp.	143,000	895
Toyota Tsusho Corp.	32,893	867
Asahi Breweries Ltd.	58,800	857
Mitsui Trust Holding Inc.	75,100	857
JS Group Corp.	39,612	830
Olympus Corp.	28,000	826
Takefuji Corp.	17,860	820
Shionogi & Co., Ltd.	44,000	810
Dentsu Inc.	296	806
Mitsui Chemicals, Inc.	110,000	793
Nippon Yusen Kabushiki Kaisha Co.	128,000	781
* Konica Minolta Holdings, Inc.	58,000	778
Leopalace21 Corp.	20,900	764
Hokkaido Electric Power Co., Ltd.	30,900	750
Daito Trust Construction Co., Ltd.	13,800	750
Nikon Corp.	36,000	745
Yamato Holdings Co., Ltd.	51,000	738
Fast Retailing Co., Ltd.	7,700	724
Casio Computer Co.	35,800	723
Hokuhoku Financial Group, Inc.	189,000	713
Sega Sammy Holdings Inc.	21,888	705
Hirose Electric Co., Ltd.	5,300	703
* Elpida Memory Inc.	15,300	696
Sumitomo Heavy Industries Ltd.	83,000	695
OJI Paper Co., Ltd.	126,000	690
Nippon Electric Glass Co., Ltd.	31,000	684
Ohbayashi Corp.	97,000	684
Nippon Express Co., Ltd.	127,000	682
Kintetsu Corp.	214,190	671
Showa Denko K.K	155,000	670
Mitsubishi Gas Chemical Co.	61,000	665
Joyo Bank Ltd.	111,000	659
Odakyu Electric Railway Co.	103,000	655
Tobu Railway Co., Ltd.	129,000	651
Bank of Fukuoka, Ltd.	88,000	647
Tokyu Land Corp.	68,000	646
Keio Electric Railway Co., Ltd.	94,000	628
Yamaha Motor Co., Ltd.	22,700	603
Ishikawajima-Harima Heavy Industries Co.	195,000	597
Shimizu Corp.	103,000	589
Tokyo Tatemono Co., Ltd.	52,000	585
Takashimaya Co.	45,860	584
Furukawa Electric Co.	88,000	583
Kajima Corp.	126,000	576
Yamaha Corp.	26,900	567
NSK Ltd.	67,000	566
Namco Bandai Holdings Inc.	35,600	561
Aiful Corp.	14,450	559
Makita Corp.	19,000	559
NGK Spark Plug Co.	28,000	557
Nomura Research Institute, Ltd.	4,000	556
Mitsubishi Securities Co., Ltd.	44,000	553
Matsushita Electric Works, Ltd.	52,000	551
Fujikura Ltd.	50,000	548
Marui Co., Ltd.	37,300	548
Nippon Paper Group, Inc.	149	540
Taisho Pharmaceutical Co.	28,000	536
Teijin Ltd.	98,000	529
Tanabe Seiyaku Co., Ltd.	42,000	528
Promise Co., Ltd.	13,167	524
THK Co., Inc.	22,000	521
Kawasaki Heavy Industries Ltd.	154,000	511
Citizen Watch Co., Ltd.	62,000	510
Toyo Seikan Kaisha Ltd.	26,500	508
JTEKT Corp.	26,100	507
Stanley Electric Co.	24,500	507
ToneGeneral Sekiyu K.K	56,000	506
Keihin Electric Express Railway Co., Ltd.	69,000	505
Sankyo Co., Ltd.	9,400	502
Kuraray Co., Ltd.	45,000	501
Oriental Land Co., Ltd.	8,900	500
Pioneer Corp.	28,300	498
All Nippon Airways Co., Ltd.	123,000	498
Mitsubishi Materials Corp.	120,000	496
Acom Co., Ltd.	11,620	496
* Sanyo Electric Co., Ltd.	240,000	488
Nissin Food Products Co., Ltd.	15,200	484
NTN Corp.	61,000	483
The Nishi-Nippon City Bank, Ltd.	98,000	482
Susuken Co., Ltd.	12,660	475
Gunma Bank Ltd.	64,000	474
Benesse Corp.	12,700	471
Taisei Corp.	131,000	470
Isetan Co.	27,800	469
Toto Ltd.	49,000	462
Taiheiyo Cement Corp.	124,000	459
Sumco Corp.	6,030	448
JSR Corp.	20,300	448
Yakult Honsha Co., Ltd.	15,200	447
Sumitomo Titanium Corp.	3,714	443
NOK Corp.	17,800	440
SBI Holdings, Inc.	1,225	439
NGK Insulators Ltd.	31,000	437
Sapporo Hokuyo Holdings, Inc.	40	436
JGC Corp.	26,000	435
Bank of Kyoto Ltd.	43,000	435
Onward Kashiyama Co., Ltd.	30,000	432
Chiyoda Corp.	22,000	431
77 Bank Ltd.	62,000	430
Sekisui Chemical Co.	51,000	430
The Suruga Bank, Ltd.	34,000	425
Trend Micro Inc.	14,500	424
Mitsui Mining & Smelting Co., Ltd.	82,000	424
Lawson Inc.	12,000	422
Japan Steel Works Ltd.	61,513	422
Uny Co., Ltd.	31,000	412
Seiko Epson Corp.	15,100	412
Mitsubishi Rayon Co., Ltd.	62,000	410
Dai-Nippon Screen Manufacturing Co., Ltd.	45,000	410
Daimaru, Inc.	33,000	409
Yokogawa Electric Corp.	31,000	408
Rakuten, Inc.	1,038	408
Amada Co., Ltd.	40,000	402
Nisshin Steel Co.	134,000	397
Nisshin Seifun Group Inc.	36,900	385
MEDICEO Holdings Co., Ltd.	18,500	379
Aeon Credit Service Co. Ltd.	15,810	379
Toyobo Ltd.	141,000	372
Hanshin Electric Railway Co.	40,932	363
Kikkoman Corp.	31,000	362
Santen Pharmaceutical Co. Ltd.	14,200	361
Kamigumi Co., Ltd.	46,000	359
Otsuka Corp.	3,360	358
* Access Co., Ltd.	50	356
Fuji Electric Holdings Co., Ltd.	68,000	351
Shinko Electric Industries Co., Ltd.	12,573	351
Kawasaki Kisen Kaisha Ltd.	55,000	348
Tokuyama Corp.	26,000	348
Shinko Securities Co., Ltd.	86,000	341
Seino Transportation Co., Ltd.	29,000	341
Sumitomo Rubber Industries Ltd.	30,000	331
Mabuchi Motor Co.	5,400	330
Nippon Shokubai Co., Ltd.	27,000	328
Shimano, Inc.	11,700	327
CSK Corp.	7,600	318
Toyoda Gosei Co., Ltd.	14,400	318
Obic Co., Ltd.	1,500	318
Tosoh Corp.	78,000	316
Meiji Seika Kaisha Ltd.	62,000	315
Dai-Nippon Ink & Chemicals, Inc.	86,000	314
NHK Spring Co.	27,000	313
Canon Sales Co. Inc.	13,000	312
Mitsubishi Logistics Corp.	19,000	303
Shimamura Co., Ltd.	3,100	303
Kaneka Corp.	32,000	303
Ushio Inc.	14,000	302
* Haseko Corp.	87,422	301
Toho Co., Ltd.	14,700	299
Nisshinbo Industries, Inc.	28,000	295
Asics Corp.	22,596	295
Nitori Co., Ltd.	6,500	294
Alps Electric Co., Ltd.	28,000	293
Ube Industries Ltd.	103,000	292
Mitsukoshi, Ltd.	65,000	292
Showa Shell Sekiyu K.K	26,100	291
Oracle Corp. Japan	6,700	290
Wacoal Corp.	23,000	290
Kyowa Hakko Kogyo Co.	41,000	289
JAFCO Co., Ltd.	5,700	288
Hino Motors, Ltd.	53,000	287
ZEON Corp.	28,000	284
EDION Corp.	16,514	283
Fuji Television Network, Inc.	125	282
Dowa Mining Co. Ltd.	32,000	277
Hitachi Chemical Co., Ltd.	11,400	277
Hakuhodo DY Holdings Inc.	4,200	275
Konami Corp.	10,700	272
Kose Corp.	8,320	269
Round One Corp.	73	265
* Japan Airlines System Co.	135,000	264
FamilyMart Co., Ltd.	9,500	260
Uni-Charm Corp.	4,600	256
Nippon Sanso Corp.	30,000	255
SFCG Co., Ltd.	1,320	251
* K.K. DaVinci Advisors	259	249
Denki Kagaku Kogyo K.K	64,000	248
Mitsui Engineering & Shipbuilding Co., Ltd.	76,000	248
Katokichi Co., Ltd.	30,200	247
Hitachi Construction Machinery Co.	11,000	247
House Foods Industry Corp.	14,900	246
Itochu Techno-Science Corp.	4,800	244
Glory Ltd.	12,500	242
Daido Steel Co., Ltd.	33,000	242
Tokai Rika Co., Ltd.	12,400	241
Sanwa Shutter Corp.	42,000	238
Nippon Kayaku Co., Ltd.	28,000	238
Hitachi Capital Corp.	12,100	231
Circle K Sunkus Co., Ltd.	12,200	229
Daifuku Co., Ltd.	18,000	227
SBI E*Trade Securities Co., Ltd.	197	224
Kinden Corp.	27,000	223
Nishimatsu Construction Co.	59,000	221
* NEC Electronics Corp.	6,400	220
Central Glass Co., Ltd.	39,000	216
Toda Corp.	46,000	216
Kurita Water Industries Ltd.	11,100	216
Gunze Ltd.	38,000	215
Ito En, Ltd.	6,200	214
Nissan Chemical Industries, Ltd.	18,000	213
Aoyama Trading Co., Ltd.	6,600	211
Kaken Pharmaceutical Co.	31,000	211
Sanken Electric Co., Ltd.	16,000	207
Shimachu Co.	7,000	206
Ryohin Keikaku Co., Ltd.	2,900	205
Minebea Co., Ltd.	37,000	203
Q.P. Corp.	21,400	202
Nippon Meat Packers, Inc.	18,000	202
Aderans Co. Ltd.	7,800	202
Daicel Chemical Industries Ltd.	29,000	202
Hikari Tsushin, Inc.	3,800	199
Coca-Cola West Japan Co. Ltd.	9,900	198
Nippon Sheet Glass Co., Ltd.	42,000	198
Asatsu-DK Inc.	6,400	195
Kokuyo Co., Ltd.	12,200	194
Oki Electric Industry Co. Ltd.	86,000	194
Amano Corp.	15,000	192
ARRK Corp.	14,343	188
Ebara Corp.	51,000	185
Taiyo Yuden Co., Ltd.	12,000	180
USS Co., Ltd.	2,780	179
Hankyu Department Stores, Inc.	21,000	178
Comsys Holdings Corp.	16,000	176
Meiji Dairies Corp.	25,000	169
Tokyo Style Co.	14,000	169
Kansai Paint Co., Ltd.	22,000	167
Rinnai Corp.	5,700	163
Nichirei Corp.	29,000	153
Sapparo Holdings Ltd.	32,000	152
eAccess Ltd.	251	151
Yaskawa Electric Corp.	15,000	148
Tokyo Steel Manufacturing Co.	9,200	145
Tokyo Broadcasting System, Inc.	6,200	145
TIS Inc.	6,100	144
Toyo Suisan Kaisha, Ltd.	10,000	144
Sumitomo Bakelite Co. Ltd.	19,000	144
Komori Corp.	7,000	143
Alfresa Holdings Corp.	2,200	140
Hitachi High-Technologies Corp.	4,851	137
Yamazaki Baking Co., Ltd.	14,000	136
Sumitomo Osaka Cement Co., Ltd.	45,000	134
Meitec Corp.	4,300	132
Net One Systems Co., Ltd.	94	131
Toho Titanium Co., Ltd.	2,022	125
The Goodwill Group, Inc.	205	124
Mitsumi Electric Co., Ltd.	8,900	123
Keisei Electric Railway Co., Ltd.	20,000	123
Autobacs Seven Co., Ltd.	3,200	120
Takara Holdings Inc.	20,000	118
Nippon Light Metal Co.	46,000	116
Okumura Corp.	21,000	115
Index Holdings	158	115
Matsumotokiyoshi Co., Ltd.	4,500	108
Tokyo Seimitsu Co., Ltd.	1,904	100
Hitachi Cable Ltd.	22,000	99
Matsui Securities Co., Ltd.	11,200	94
Fuji Soft ABC Inc.	3,200	84
* Sojitz Holdings Corp.	24,700	80
Uniden Corp.	7,000	74
Park24 Co., Ltd.	2,111	69
Okuma Corp.	7,373	65
Yahoo Japan Corp.	127	48
OSG Corp.	3,041	43
* Dowa Mining Co., Ltd. Bonus Rights Exp.1/26/10	32,000	14
Ariake Japan Co., Ltd.	90	2
Nichii Gakkan Co.	30	-

		395,926

Netherlands (3.8%)
ING Groep NV	270,271	11,865
ABN-AMRO Holding NV	258,921	7,542
Koninklijke (Royal) Philips Electronics NV	180,225	6,302
Unilever NV	247,484	6,078
Aegon NV	199,054	3,728
Koninklijke KPN NV	285,163	3,630
Mittal Steel Company NV (Paris Shares)	102,247	3,567
Akzo Nobel NV	40,095	2,466
TNT NV	59,849	2,269
* Koninklijke Ahold NV	210,732	2,234
Reed Elsevier NV	103,969	1,732
Heineken NV	37,260	1,703
* ASML Holding NV	63,690	1,482
European Aeronautic Defence and Space Co.	45,706	1,312
Koninklijke DSM NV	23,848	1,045
Wolters Kluwer NV	38,788	1,009
Rodamco Europe NV	8,485	987
Koninklijke Numico NV	21,623	972
Vedior NV	30,345	567
Corio NV	7,471	543
Wereldhave NV	3,955	431
* Hagemeyer NV	86,573	422
SBM Offshore NV	14,908	405
Randstad Holding NV	6,780	386
Oce NV	16,373	263
Fugro NV	5,208	220
* Buhrmann NV	13,750	207
Getronics NV	12,395	83

		63,450

New Zealand (0.2%)
Telecom Corp. of New Zealand Ltd.	275,981	777
Fletcher Building Ltd.	63,252	354
Sky City Entertainment Group Ltd.	82,761	286
Auckland International Airport Ltd.	173,015	229
The Warehouse Group Ltd.	51,695	217
Contact Energy Ltd.	46,220	216
Fisher & Paykel Healthcare Corp. Ltd.	74,048	201
* Tower Ltd.	81,180	172
Sky Network Television Ltd.	42,839	151
Fisher & Paykel Appliances Holdings Ltd.	24,054	57
Vector Ltd.	24,000	37

		2,697

Norway (0.8%)
Norsk Hydro ASA	100,890	2,264
Statoil ASA	87,936	2,097
Telenor ASA	119,726	1,559
Orkla ASA	29,055	1,383
DnB NOR ASA	105,480	1,292
* Acergy SA	34,455	591
Norske Skogindustrier ASA	29,914	450
Storebrand ASA	41,200	435
ProSafe ASA	7,031	433
* Petroleum Geo-Services ASA	8,740	429
Frontline Ltd.	9,560	366
Yara International ASA	20,852	317
Schibsted ASA	9,980	300
Tandberg ASA	26,900	288
* TGS Nopec Geophysical Co. ASA	16,641	265
* SeaDrill Ltd.	19,045	252
Aker Kvaerner ASA	2,522	225
* Pan Fish ASA	198,908	157
Tomra Systems ASA	23,800	145
* Petrojarl ASA	8,740	94
Stolt-Nielsen SA	3,547	92
* Det Norske Oljeselskap (DNO) ASA	56,440	79
* Tandberg Television ASA	9,271	75
* Ocean Rig ASA	6,837	43

		13,631

Portugal (0.4%)
Portugal Telecom SGPS SA	122,661	1,529
Electricidade de Portugal SA	256,668	1,111
Banco Comercial Portugues SA	332,192	1,031
Banco Espirito Santo SA	35,594	543
Brisa-Auto Estradas de Portugal SA	48,011	531
Banco BPI SA	54,724	408
Cimpor-Cimento de Portugal SA	51,255	367
Sonae SGPS SA	173,446	301
PT Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, SA	10,936	132
Jeronimo Martins & Filho, SGPS, SA	2,748	49

		6,002

Singapore (0.9%)
DBS Group Holdings Ltd.	163,082	1,971
United Overseas Bank Ltd.	172,504	1,770
Oversea-Chinese Banking Corp., Ltd.	376,300	1,552
Singapore Telecommunications Ltd.	936,670	1,438
Capitaland Ltd.	222,000	705
Singapore Airlines Ltd.	64,751	595
Keppel Corp., Ltd.	62,000	577
City Developments Ltd.	85,000	572
Singapore Press Holdings Ltd.	189,250	488
Singapore Exchange Ltd.	145,000	405
Singapore Technologies Engineering Ltd.	212,906	382
Venture Corp. Ltd.	48,000	380
Fraser & Neave Ltd.	130,650	340
United Overseas Land Ltd.	141,750	312
Keppel Land Ltd.	86,000	269
Singapore Land Ltd.	49,000	242
ComfortDelGro Corp. Ltd.	203,000	216
Allgreen Properties Ltd.	209,000	209
Wing Tai Holdings Ltd.	169,000	201
Neptune Orient Lines Ltd.	140,000	179
Sembcorp Industries Ltd.	83,660	177
Noble Group Ltd.	268,000	175
SMRT Corp. Ltd.	244,000	171
Parkway Holdings Ltd.	84,000	148
SembCorp Marine Ltd.	68,000	143
Singapore Post Ltd.	216,000	137
* Chartered Semiconductor Manufacturing Ltd.	152,398	114
Jardine Cycle N Carriage Ltd.	14,037	106
Cosco Corp. Singapore Ltd.	90,000	94
Olam International Ltd.	74,000	79
Want Want Holdings Ltd.	46,000	71
* STATS ChipPAC Ltd.	96,000	58
Singapore Petroleum Co. Ltd.	13,000	38
Creative Technology Ltd.	4,450	29

		14,343

Spain (4.0%)
Banco Santander Central Hispano SA	844,575	13,324
Telefonica SA	647,084	11,190
Banco Bilbao Vizcaya Argentaria SA	480,948	11,111
Endesa SA	140,221	5,962
Iberdrola SA	114,147	5,092
Repsol YPF SA	129,460	3,844
Banco Popular Espanol SA	129,834	2,127
ACS, Actividades de Contruccion y Servisios, SA	38,101	1,803
Altadis SA	35,616	1,690
Industria de Diseno Textil SA	30,301	1,412
Gas Natural SDG SA	29,392	1,070
Union Fenosa SA	20,151	1,029
Abertis Infraestructuras SA	31,802	833
Acciona SA	4,461	678
Fomento de Construc y Contra SA	7,473	596
Sacyr Vallehermoso SA	12,350	561
Grupo Ferrovial, SA	6,968	559
Acerinox SA	27,296	526
Cintra Concesiones de Infraestructuras de Transporte SA	33,325	469
Corporacion Mapfre SA	20,356	425
Gamesa Corporacion Tecnologica, SA	17,655	386
* Sogecable SA	9,450	337
Ebro Puleva SA	16,293	332
Indra Sistemas, SA	13,384	291
Antena 3 Television	12,769	261
Iberia (Linea Aerea Espana)	91,967	247
Fadesa Inmobiliaria SA	5,414	241
Promotora de Informaciones SA	14,190	232
Sociedad General de Aguas de Barcelona SA	6,202	201
NH Hoteles SA	8,543	181
* Zeltia SA	14,509	108

		67,118

Sweden (2.4%)
Telefonaktiebolaget LM Ericsson AB Class B	2,124,215	7,339
Nordea Bank AB	297,674	3,899
Hennes & Mauritz AB B Shares	64,696	2,707
Svenska Handelsbanken AB A Shares	73,970	1,999
Volvo AB B Shares	32,370	1,928
Skandinaviska Enskilda Banken AB A Shares	68,324	1,837
TeliaSonera AB	280,347	1,794
Sandvik AB	133,605	1,530
Svenska Cellulosa AB B Shares	29,210	1,340
Atlas Copco AB A Shares	44,457	1,166
Scania AB Class B	16,600	990
Volvo AB A Shares	15,852	982
Swedish Match AB	52,731	858
Assa Abloy AB	45,800	851
Skanska AB B Shares	48,768	825
SKF AB B Shares	52,080	761
Boliden AB	35,179	667
Electrolux AB Series B	40,036	650
Atlas Copco AB Class B Shares	23,790	595
Securitas AB B Shares	42,340	531
Tele2 AB B Shares	43,688	441
* Husqvarna AB-B Shares	37,036	436
SSAB Svenskt Stal AB - Series A	21,951	409
Castellum AB	34,628	390
Fabege AB	16,565	366
Eniro AB	29,600	364
Kungsleden AB	31,756	362
Getinge AB B Shares	18,600	340
* Capio AB	14,800	338
* Modern Times Group AB B Shares	6,200	321
Alfa Laval AB	9,000	302
* Lundin Petroleum AB	27,000	287
OMX AB	14,260	276
Trelleborg AB B Shares	14,420	272
Oriflame Cosmetics SA	7,807	258
Holmen AB	6,096	255
D. Carnegie & Co. AB	10,300	217
Wihlborgs Fastigheter AB	11,480	207
Billerud Aktiebolag	12,600	192
Elekta AB B Shares	9,600	181
* Securitas Systems AB-B Shares	42,340	159
Hoganas AB B Shares	4,800	127
SSAB Svenskt Stal AB - Series B	6,966	124
* SAS AB	9,375	122
* Telelogic AB	62,900	121
* Securitas Direct AB-B Shares	42,340	106
Nobia AB	3,170	106
WM-Data AB Class B	30,000	104
Axfood AB	2,650	80

		40,512

Switzerland (7.1%)
Nestle SA (Registered)	57,576	20,006
Novartis AG (Registered)	332,811	19,363
UBS AG	296,604	17,681
Roche Holdings AG	101,022	17,405
Credit Suisse Group (Registered)	168,447	9,713
Zurich Financial Services AG	21,230	5,198
ABB Ltd.	279,075	3,667
Swiss Re (Registered)	46,812	3,568
Cie. Financiere Richemont AG	71,722	3,444
Syngenta AG	15,816	2,378
Holcim Ltd. (Registered)	27,363	2,228
Adecco SA (Registered)	19,779	1,189
Swisscom AG	2,994	994
Swatch Group AG (Bearer)	4,764	918
Givaudan SA	1,052	839
Nobel Biocare Holding AG	3,391	831
Synthes, Inc.	7,280	806
Geberit AG	554	673
Serono SA Class B	776	667
* Logitech International SA	28,941	628
SGS Societe Generale de Surveillance Holding SA (Registered)	601	603
Clariant AG	39,537	532
Sulzer AG (Registered)	663	527
CIBA Specialty Chemicals AG (Registered)	8,131	489
Schindler Holding AG	9,088	473
PSP Swiss Property AG	8,854	448
Kuehne & Nagel International AG	5,885	406
* OC Oerlikon Corp AG	1,169	391
Rieter Holding AG	868	373
Lonza AG (Registered)	4,428	306
SIG Holding AG	1,033	297
Phonak Holding AG	4,454	281
Swatch Group AG (Registered)	7,181	278
Straumann Holding AG	1,201	258
Kudelski SA	8,001	236
Kuoni Reisen Holding AG (Registered)	321	165
UBS AG (New York Shares)	1,482	88
Micronas Semiconductor Holding AG	3,849	86

		118,433

United Kingdom (23.9%)
BP PLC	2,824,302	30,803
HSBC Holdings PLC	1,650,204	30,033
GlaxoSmithKline PLC	830,167	22,026
Royal Dutch Shell PLC Class A (Amsterdam Shares)	499,582	16,482
Vodafone Group PLC	7,170,240	16,340
Royal Bank of Scotland Group PLC	461,004	15,825
AstraZeneca Group PLC	226,539	14,116
Royal Dutch Shell PLC Class B	400,786	13,602
Barclays PLC	921,852	11,598
HBOS PLC	540,120	10,655
Anglo American PLC	207,519	8,705
Lloyds TSB Group PLC	813,181	8,203
Tesco PLC	1,115,008	7,496
Diageo PLC	402,755	7,096
Rio Tinto PLC	149,332	7,050
BG Group PLC	510,766	6,192
BT Group PLC	1,223,408	6,131
BHP Billiton PLC	354,748	6,098
British American Tobacco PLC	225,427	6,083
Aviva PLC	372,537	5,445
National Grid Transco PLC	400,498	4,990
Unilever PLC	180,106	4,426
Prudential PLC	337,932	4,178
Reckitt Benckiser PLC	89,946	3,717
BAE Systems PLC	465,859	3,437
Imperial Tobacco Group PLC	103,280	3,430
Centrica PLC	542,696	3,295
Scottish & Southern Energy PLC	127,711	3,138
Cadbury Schweppes PLC	292,342	3,099
Marks & Spencer Group PLC	234,585	2,816
Xstrata PLC	63,827	2,629
Land Securities Group PLC	70,778	2,599
Legal & General Group PLC	977,343	2,598
Scottish Power PLC	213,521	2,595
Old Mutual PLC	751,257	2,349
GUS PLC	128,811	2,323
SABMiller PLC	120,705	2,248
Man Group PLC	262,818	2,199
Reed Elsevier PLC	185,417	2,053
Rolls-Royce Group PLC	240,387	2,032
British Land Co., PLC	78,601	2,000
Royal Dutch Shell PLC Class A	60,624	2,000
WPP Group PLC	153,803	1,901
Alliance Boots PLC	124,965	1,807
Wolseley PLC	84,482	1,769
United Utilities PLC	132,541	1,746
British Sky Broadcasting Group PLC	167,165	1,703
Pearson PLC	119,832	1,701
* Standard Life PLC	321,768	1,627
Kingfisher PLC	349,950	1,604
Gallaher Group PLC	91,943	1,500
Compass Group PLC	289,425	1,451
Reuters Group PLC	176,605	1,431
J. Sainsbury PLC	200,052	1,402
Severn Trent PLC	54,636	1,362
Scottish & Newcastle PLC	125,142	1,332
Hanson Building Materials PLC	92,421	1,332
Royal & Sun Alliance Insurance Group PLC	463,574	1,289
3i Group PLC	73,795	1,288
International Power PLC	217,194	1,269
Smiths Group PLC	74,403	1,245
Imperial Chemical Industries PLC	152,188	1,128
ITV PLC	622,128	1,123
DSG International PLC	274,500	1,121
Persimmon PLC	44,554	1,113
Yell Group PLC	100,031	1,112
Amvescap PLC	102,264	1,107
Hammerson PLC	44,655	1,094
Smith & Nephew PLC	118,285	1,082
Next PLC	30,346	1,074
Capita Group PLC	102,369	1,046
Resolution PLC	88,165	1,016
Carnival PLC	21,097	1,006
Cable and Wireless PLC	385,426	997
Brambles Industries PLC	110,604	991
Corus Group PLC	133,379	967
Slough Estates PLC	76,150	946
Liberty International PLC	41,254	943
Rexam PLC	87,578	935
Enterprise Inns PLC	47,425	934
Friends Provident PLC	257,683	931
Intercontinental Hotels Group, PLC	52,822	922
Rentokil Initial PLC	306,245	837
Kelda Group PLC	51,732	822
Tate & Lyle PLC	61,059	820
Johnson Matthey PLC	30,754	791
ICAP PLC	79,709	769
* British Airways PLC	95,818	764
The Sage Group PLC	159,935	750
Barratt Developments PLC	36,570	728
Whitbread PLC	30,110	728
Burberry Group PLC	72,856	702
Punch Taverns PLC	37,210	674
William Hill PLC	55,450	666
Hays PLC	245,413	662
London Stock Exchange PLC	27,948	646
Mitchells & Butlers PLC	57,342	632
Collins Steward Tullett PLC	38,658	628
Ladbrokes PLC	84,314	613
Investec PLC	61,962	607
BP PLC ADR	9,184	602
IMI PLC	62,780	595
GKN PLC	109,415	587
Tomkins PLC	127,595	564
Cobham PLC	164,920	560
EMI Group PLC	109,604	544
Provident Financial PLC	45,736	535
George Wimpey PLC	54,763	530
* Invensys PLC	135,743	527
Signet Group PLC	250,538	520
Kesa Electricals PLC	84,394	514
Group 4 Securicor PLC	160,897	508
Rank Group PLC	115,367	506
Serco Group PLC	70,937	498
Trinity Mirror PLC	55,727	496
Bellway PLC	20,195	486
ARM Holdings PLC	221,374	486
Bunzl PLC	38,808	485
Inchcape PLC	49,122	481
Cattles PLC	66,044	469
FirstGroup PLC	48,689	446
BBA Group PLC	89,446	445
Taylor Woodrow PLC	65,918	437
Electrocomponents PLC	83,800	436
* The Berkeley Group Holdings	17,147	431
Close Brothers Group PLC	22,600	431
National Express Group PLC	23,846	419
Bovis Homes Group PLC	24,097	417
Travis Perkins PLC	12,486	405
Daily Mail and General Trust PLC	34,989	396
United Business Media PLC	31,915	395
EMAP PLC	27,959	393
Balfour Beatty PLC	47,969	369
Great Portland Estates PLC	32,677	369
* CSR PLC	23,258	366
Schroders PLC	21,039	366
Arriva PLC	27,388	338
LogicaCMG PLC	112,799	327
De La Rue Group PLC	28,071	300
Aegis Group PLC	118,779	297
HMV Group PLC	94,904	286
Meggitt PLC	46,047	269
Carphone Warehouse PLC	46,278	266
First Choice Holidays PLC	70,436	263
Intertek Testing Services PLC	17,796	260
Misys PLC	59,036	249
* Charter Consolidated (Registered)	15,301	244
Cookson Group PLC	22,271	236
Amec PLC	33,458	224
Michael Page International PLC	30,556	219
Stagecoach Group PLC	84,745	201
Aggreko PLC	29,981	188
The Davis Service Group PLC	20,506	184
Premier Farnell PLC	53,314	180
PartyGaming PLC	70,103	140
SSL International PLC	20,805	136
Sportingbet PLC	36,811	127
WPP Group PLC ADR	2,004	124
* MFI Furniture Group PLC	64,913	117
FKI PLC	58,917	99
Scottish Power PLC ADR	1,841	89
Telent PLC	6,363	60

		399,753

Total Investments (100.0%)
(Cost $1,205,796)		1,671,486

Other Assets and Liabilities—Net (0.0%)		628

Net Assets (100%)		1,672,114

* Non-income-producing security.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2006, the cost of investment securities for tax purposes was $1,205,796,000. Net unrealized appreciation of investment securities for tax purposes was $465,690,000, consisting of unrealized gains of $485,133,000 on securities that had risen in value since their purchase and $19,443,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 17, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.